United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/2009

Date of Reporting Period:  12/31/2009

Item 1.                      Reports to Stockholders

Federated Corporate Bond Strategy Portfolio

A Portfolio of Federated Managed Pool Series

ANNUAL SHAREHOLDER REPORT

December 31, 2009

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended December 31,			Period Ended 12/31/2006[1]
	2009	2008	2007
Net Asset Value, Beginning of Period	$8.76	$10.21	$10.33	$10.00
Income From Investment Operations:
Net investment income	0.59	0.58	0.62	0.33
Net realized and unrealized gain (loss) on investments and futures contracts	1.61	(1.44)	(0.10)	0.34
TOTAL FROM INVESTMENT OPERATIONS	2.20	(0.86)	0.52	0.67
Less Distributions:
Distributions from net investment income	(0.59)	(0.58)	(0.62)	(0.33)
Distributions from net realized gain on investments and futures contracts	—	(0.01)	(0.02)	(0.01)
TOTAL DISTRIBUTIONS	(0.59)	(0.59)	(0.64)	(0.34)
Net Asset Value, End of Period	$10.37	$8.76	$10.21	$10.33
Total Return[2]	25.84%	(8.75)%	5.22%	6.78%
Ratios to Average Net Assets:
Net expenses	0.00%	0.00%	0.00%	0.00%[3]
Net investment income	6.01%	6.03%	6.09%	6.07%[3]
Expense waiver/reimbursement[4]	1.68%	2.40%	4.89%[5]	6.04%[3,5]
Supplemental Data:
Net assets, end of period (000 omitted)	$30,886	$12,525	$7,797	$5,165
Portfolio turnover	42%	89%	29%	20%
1	Reflects operations for the period from June 20, 2006 (start of performance) to December 31, 2006.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Additional information relating to contractual expense waivers, which has no effect on net expenses, net investment income and net assets previously reported, has been provided to conform to the current year presentation.

Annual Shareholder Report

1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/2009	Ending Account Value 12/31/2009	Expenses Paid During Period[1]
Actual	$1,000	$1,111.10	$0.00
Hypothetical (assuming a 5% returnbefore expenses)	$1,000	$1,025.21	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Annual Shareholder Report
2

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value for the 12-month reporting period ended December 31, 2009, was 25.84%. The total return of the Baa Component of the Barclays Capital U.S. Credit Index (BCUSCI),¹ was 27.21% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BCUSCI.

During the period, the most significant factors affecting the Fund's performance relative to the BCUSCI were: (1) the allocation of the portfolio among securities of similar types of issuers (referred to as “sectors”); (2) selection of securities with different maturities (referred to as “yield curve” strategy); and (3) individual security selection.

Market Overview

From January through March 2009, the economy was deep in recessionary territory and anxiety remained in the financial markets, particularly the stock markets. The non-Treasury bond sectors, on the other hand, immediately began delivering returns well in excess of the U.S. Treasury markets, a reflection that bond investors thought that the economy's deterioration would slow. The Federal Reserve (Fed) made no official adjustments to monetary policy, keeping the federal funds target within its previous range of 0% to 0.25%. However, the Fed embarked on direct support to the bond market and economy by purchasing large amounts of both U.S. Treasury and agency-backed mortgage securities, in effect, helping to keep overall interest rates at low historical levels. After four consecutive negative quarters for Gross Domestic Product, the economy exhibited positive growth in the third quarter of 2009, after many foreign economies had already begun growing again. As the reporting period came to a close, it was apparent that economic growth continued. The Fed gave no indication that higher federal funds target rates would be occurring over the near term. With many world economies growing and no near term rate hikes expected in the United States, the corporate bond markets experienced very large positive returns, both investment grade and especially high yield.

Sector

Sector allocation was a negative performance contributor relative to the BCUSCI. The Fund maintained a portion of assets generally higher in quality than the Baa category, because the Fund's managers thought the risk/reward characteristics of particular higher-rated securities, especially bank securities, were attractive. For the year, the Baa category outperformed all higher-rated categories, thus causing a performance drag for the Fund.

Yield Curve

The yield curve strategy benefitted Fund performance relative to the BCUSCI. The Fund was positioned by owning more securities in the shorter maturities (i.e., less than two years to maturity) relative to the BCUSCI and fewer securities with intermediate maturities (i.e., between three and seven years to maturity). For the year, interest rates rose for all maturities beyond one year, but less so for shorter maturities than intermediate maturities, thus benefitting shareholders.

Security Selection

In total, individual security selection varied widely in terms of relative contribution to the Fund, but combined to generate a modest underperformance relative to the BCUSCI. No particular industries or securities individually were noted; it is simply that the total collection of bonds slightly underperformed the index.

1	The BCUSCI is an unmanaged index comprised of corporate bonds or securities represented by the following sectors: Industrial, Utility and Finance, including both U.S. and non-U.S. corporations and non-corporate bonds or securities represented by sovereigns, supranationals, foreign agencies and foreign local governments. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report
3

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Corporate Bond Strategy Portfolio (the “Fund”) from June 20, 2006 (start of performance) to December 31, 2009, compared to the Baa (BBB) Component of the Barclays Capital U.S. Credit Index (BCUSCI).2

Average Annual Total Returns for the Period Ended 12/31/2009
1 Year	25.84%
Start of Performance (6/20/2006)	7.47%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	Represents a hypothetical investment of $10,000 in the Fund.
2	The BCUSCI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report
4

Portfolio of Investments Summary Table (unaudited)

At December 31, 2009, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Corporate Debt Securities	96.2%
Foreign Government Debt Securities	2.1%
Cash Equivalents[2]	0.7%
Other Assets and Liabilities — Net[3]	1.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
5

Portfolio of Investments

December 31, 2009

Principal Amount or Shares			Value
		CORPORATE BONDS – 96.2%
		Basic Industry — Chemicals – 3.5%
$15,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	15,071
525,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	627,450
250,000		Eastman Chemical Co., Sr. Unsecd. Note, 5.50%, 11/15/2019	250,216
85,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	83,534
100,000		Rohm & Haas Co., 6.00%, 9/15/2017	103,352
		TOTAL	1,079,623
		Basic Industry — Metals & Mining – 5.6%
95,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	94,596
150,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	153,257
110,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	126,820
100,000		ArcelorMittal, 6.125%, 6/1/2018	102,598
75,000		Barrick Gold Corp., 4.875%, 11/15/2014	79,078
125,000		Barrick Gold Corp., 6.95%, 4/1/2019	141,958
259,000		Newmont Mining Corp., Company Guarantee, 5.125%, 10/1/2019	260,696
100,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	95,937
470,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	508,485
50,000		Rio Tinto Finance USA Ltd., 6.50%, 7/15/2018	54,813
100,000		Xstrata Canada Corp., 6.00%, 10/15/2015	105,736
		TOTAL	1,723,974
		Basic Industry — Paper – 1.8%
100,000		International Paper Co., Bond, 7.30%, 11/15/2039	106,383
225,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	252,156
100,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	95,058
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	104,683
		TOTAL	558,280
		Capital Goods — Aerospace & Defense – 2.1%
125,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	130,884
150,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/15/2020	150,750
175,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	177,625
100,000		Goodrich Corp., 4.875%, 3/1/2020	99,863
100,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	98,181
		TOTAL	657,303
		Capital Goods — Building Materials – 1.1%
100,000		Masco Corp., Note, 5.875%, 7/15/2012	102,005
135,000		RPM International, Inc., 6.50%, 2/15/2018	138,273
105,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	105,831
		TOTAL	346,109
		Capital Goods — Diversified Manufacturing – 3.4%
30,000		Harsco Corp., 5.75%, 5/15/2018	29,629
70,000		Hubbell, Inc., 5.95%, 6/1/2018	71,431
100,000	[1,2]	Hutchison Whampoa International Ltd., 7.625%, 4/9/2019	115,058
100,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	111,541
100,000		Roper Industries, Inc., 6.625%, 8/15/2013	108,994
100,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.25%, 9/1/2019	104,295
50,000		Textron Financial Corp., 5.40%, 4/28/2013	50,014
136,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	97,410
Annual Shareholder Report
6

Principal Amount or Shares			Value
$100,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	96,571
100,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	104,691
150,000		Tyco International Finance SA, Note, 4.125%, 10/15/2014	154,137
		TOTAL	1,043,771
		Capital Goods — Environmental – 1.4%
125,000		Republic Services, Inc., Note, 6.75%, 8/15/2011	131,474
200,000	[1,2]	Republic Services, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2019	203,932
25,000		Waste Management, Inc., 7.375%, 3/11/2019	29,146
75,000		Waste Management, Inc., Company Guarantee, 7.375%, 5/15/2029	83,104
		TOTAL	447,656
		Communications — Media & Cable – 6.2%
225,000		Comcast Corp., 7.05%, 3/15/2033	246,954
315,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	333,367
100,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	110,995
50,000		Comcast Corp., Sr. Sub. Deb., 10.625%, 7/15/2012	58,903
120,000		Cox Communications, Inc., 7.125%, 10/1/2012	133,384
125,000		Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014	134,064
90,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	94,778
520,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	620,745
50,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	61,151
100,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	105,169
		TOTAL	1,899,510
		Communications — Media Noncable – 1.6%
100,000		Grupo Televisa S.A., 6.625%, 3/18/2025	99,319
75,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	87,268
150,000	[1,2]	News America, Inc., 5.65%, 8/15/2020	155,550
150,000	[1,2]	News America, Inc., 6.90%, 8/15/2039	164,133
		TOTAL	506,270
		Communications — Telecom Wireless – 0.4%
125,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	132,562
5,000		Vodafone Group PLC, 5.35%, 2/27/2012	5,347
		TOTAL	137,909
		Communications — Telecom Wirelines – 4.9%
300,000		CenturyTel, Inc., Sr. Note, 6.15%, 9/15/2019	307,268
420,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	442,270
90,000		Rogers Communications, Inc., 5.50%, 3/15/2014	97,369
100,000		Rogers Communications, Inc., 6.80%, 8/15/2018	112,128
425,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	435,096
40,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	45,793
80,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	86,824
		TOTAL	1,526,748
		Consumer Cyclical — Automotive – 1.9%
50,000	[1,2]	American Honda Finance Corp., 7.625%, 10/1/2018	58,018
50,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	54,942
165,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	201,514
170,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	176,694
100,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	102,710
		TOTAL	593,878
Annual Shareholder Report
7

Principal Amount or Shares			Value
		Consumer Cyclical — Entertainment – 1.9%
$75,000		Time Warner, Inc., 5.50%, 11/15/2011	79,669
450,000		Time Warner, Inc., Company Guarantee, 6.875%, 5/1/2012	493,340
		TOTAL	573,009
		Consumer Cyclical — Lodging – 0.4%
125,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	116,610
		Consumer Cyclical — Retailers – 1.3%
40,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	43,978
100,000		CVS Caremark Corp., Note, 6.60%, 3/15/2019	109,448
175,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	184,717
75,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	74,344
		TOTAL	412,487
		Consumer Non-Cyclical — Food/Beverage – 2.1%
80,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	90,713
250,000		Kraft Foods, Inc., 5.625%, 11/1/2011	266,173
250,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	265,231
30,000	[1,2]	Ralcorp Holdings, Inc., Sr. Note, 6.625%, 8/15/2039	29,350
		TOTAL	651,467
		Consumer Non-Cyclical — Health Care – 1.7%
125,000		Boston Scientific Corp., 4.50%, 1/15/2015	125,395
35,000	[1,2]	CareFusion Corp., 6.375%, 8/1/2019	37,536
50,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	49,365
10,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 5.75%, 1/30/2040	9,720
75,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	79,182
180,000	[1,2]	Thermo Fisher Scientific, Inc. , Sr. Note, Series 144A, 2.15%, 12/28/2012	179,182
50,000		Zimmer Holdings, Inc., Sr. Note, 5.75%, 11/30/2039	49,644
		TOTAL	530,024
		Consumer Non-Cyclical — Products – 0.9%
100,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	99,748
35,000		Philips Electronics NV, 5.75%, 3/11/2018	37,293
140,000		Whirlpool Corp., 5.50%, 3/1/2013	144,267
		TOTAL	281,308
		Consumer Non-Cyclical — Supermarkets – 0.7%
100,000		Kroger Co., Bond, 6.90%, 4/15/2038	112,148
100,000		Kroger Co., Note, 6.80%, 12/15/2018	112,113
		TOTAL	224,261
		Consumer Non-Cyclical — Tobacco – 1.6%
415,000		Altria Group, Inc., 9.25%, 8/6/2019	507,056
		Energy — Independent – 2.5%
125,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	131,705
50,000		Canadian Natural Resources Ltd., 5.45%, 10/1/2012	53,481
150,000		Canadian Natural Resources Ltd., 6.70%, 7/15/2011	160,867
100,000		Devon Energy Corp., 6.30%, 1/15/2019	111,745
100,000		Devon Financing Corp., 6.875%, 9/30/2011	108,485
125,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	132,895
71,454	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	71,812
		TOTAL	770,990
		Energy — Integrated – 1.0%
100,000		Hess Corp., 7.00%, 2/15/2014	112,608
100,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	108,895
Annual Shareholder Report
8

Principal Amount or Shares			Value
$100,000		Petro-Canada, Bond, 5.35%, 7/15/2033	90,787
		TOTAL	312,290
		Energy — Oil Field Services – 0.7%
100,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	123,265
100,000		Weatherford International Ltd., 7.00%, 3/15/2038	101,905
		TOTAL	225,170
		Energy — Refining – 2.2%
450,000		Valero Energy Corp., 9.375%, 3/15/2019	538,817
125,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	127,704
		TOTAL	666,521
		Financial Institution — Banking – 4.0%
150,000		Capital One Capital VI, 8.875%, 5/15/2040	160,875
240,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	272,338
125,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	126,852
210,000		City National Capital Trust I, Jr. Sub. Note, 9.625%, 2/1/2040	223,614
265,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	276,627
35,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	37,359
75,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	76,827
50,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	48,011
		TOTAL	1,222,503
		Financial Institution — Brokerage – 4.6%
100,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	100,615
10,000		Eaton Vance Corp., 6.50%, 10/2/2017	10,369
75,000	[1,2]	FMR LLC, 4.75%, 3/1/2013	75,997
50,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	49,660
50,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	47,194
385,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	414,011
540,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	584,543
125,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	123,734
		TOTAL	1,406,123
		Financial Institution — Finance Noncaptive – 3.3%
30,000		Capital One Capital IV, 6.745%, 2/17/2037	25,200
170,000		Capital One Capital V, 10.25%, 8/15/2039	198,138
300,000		Discover Bank, Sub., 8.70%, 11/18/2019	321,943
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	82,250
300,000		International Lease Finance Corp., 4.875%, 9/1/2010	289,688
100,000		International Lease Finance Corp., 6.625%, 11/15/2013	81,150
30,000	[1,2]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	33,428
		TOTAL	1,031,797
		Financial Institution — Insurance — Health – 1.1%
75,000		Aetna US Healthcare, 5.75%, 6/15/2011	78,848
75,000		Anthem, Inc., 6.80%, 8/1/2012	82,849
25,000		CIGNA Corp., 6.35%, 3/15/2018	25,112
50,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	52,246
100,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	111,936
		TOTAL	350,991
		Financial Institution — Insurance — Life – 3.7%
75,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	85,527
100,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2069	124,319
Annual Shareholder Report
9

Principal Amount or Shares			Value
$100,000	[1,2]	New York Life Insurance Co., Sub. Note, 6.75%, 11/15/2039	102,086
100,000	[1,2]	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	103,909
170,000		Prudential Financial, Inc., 5.15%, 1/15/2013	179,770
150,000		Prudential Financial, Inc., Sr. Note, 7.375%, 6/15/2019	169,560
200,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.75%, 9/17/2015	203,917
150,000		Prudential Financial, Inc., Sr. Unsecd. Note, 5.80%, 6/15/2012	159,413
		TOTAL	1,128,501
		Financial Institution — Insurance — P&C – 3.4%
109,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	115,945
400,000		CNA Financial Corp., 6.50%, 8/15/2016	393,707
100,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	101,687
50,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	50,145
75,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	75,090
125,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	123,322
75,000	[1,2]	Nationwide Mutual Insurance Co., Note, Series 144A, 9.375%, 8/15/2039	78,855
25,000		The Travelers Cos., Inc., Bond, 6.25%, 3/15/2067	22,793
75,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	81,230
		TOTAL	1,042,774
		Financial Institution — REITs – 4.3%
100,000		AMB Property LP, 6.30%, 6/1/2013	102,968
100,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	99,084
100,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.70%, 3/15/2017	101,721
100,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	100,940
75,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	67,459
200,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	196,971
100,000		Liberty Property LP, 6.625%, 10/1/2017	97,118
230,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	213,307
130,000		Prologis, Sr. Note, 5.50%, 4/1/2012	131,676
70,000		Prologis, Sr. Note, 7.625%, 8/15/2014	73,271
50,000		Simon Property Group LP, 6.125%, 5/30/2018	50,966
75,000		Simon Property Group, Inc., 6.35%, 8/28/2012	80,392
		TOTAL	1,315,873
		Oil & Gas – 2.6%
800,000	[1,2]	Petroleos Mexicanos, 4.875%, 3/15/2015	794,533
		Sovereign – 0.6%
75,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	78,875
100,000	[1,2]	State of Qatar, 6.40%, 1/20/2040	100,750
		TOTAL	179,625
		Technology – 2.1%
100,000		BMC Software, Inc., 7.25%, 6/1/2018	108,894
240,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	264,856
45,000		Harris Corp., 5.95%, 12/1/2017	47,313
100,000		Intuit, Inc., Sr. Note, 5.40%, 3/15/2012	106,491
100,000		KLA-Tencor Corp., 6.90%, 5/1/2018	105,881
		TOTAL	633,435
		Transportation — Airlines – 0.2%
75,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	68,852
		Transportation — Railroads – 1.4%
75,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	78,503
Annual Shareholder Report
10

Principal Amount or Shares			Value
$100,000		Canadian Pacific RR, 7.125%, 10/15/2031	105,966
100,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	106,447
125,000		Union Pacific Corp., 4.875%, 1/15/2015	130,549
		TOTAL	421,465
		Transportation — Services – 0.5%
100,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	104,579
34,000		Ryder System, Inc., 5.95%, 5/2/2011	35,109
		TOTAL	139,688
		Utility — Electric – 7.5%
50,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	59,800
75,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	70,290
75,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	80,328
100,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	108,927
50,000		Dominion Resources, Inc., 8.875%, 1/15/2019	62,118
50,000		Dominion Resources, Inc., Unsecd. Note, 5.95%, 6/15/2035	50,344
125,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	137,291
50,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	60,354
6,000		FirstEnergy Corp., 6.45%, 11/15/2011	6,436
250,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	255,460
420,000		FirstEnergy Solutions Corp., Company Guarantee, Series WI, 6.05%, 8/15/2021	424,576
75,700	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	82,769
110,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	126,289
200,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	267,563
50,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	45,705
125,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	133,789
30,000		Progress Energy, Inc., 7.05%, 3/15/2019	33,689
100,000		Union Electric Co., 6.00%, 4/1/2018	105,356
150,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.00%, 6/30/2019	151,837
50,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	54,222
		TOTAL	2,317,143
		Utility — Natural Gas Distributor – 1.6%
250,000		Atmos Energy Corp., 4.95%, 10/15/2014	261,635
25,000		Atmos Energy Corp., 5.125%, 1/15/2013	26,367
120,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	119,185
75,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	81,451
		TOTAL	488,638
		Utility — Natural Gas Pipelines – 4.4%
75,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	80,292
75,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	80,958
100,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	104,855
50,000		Enterprise Products Operating LLC, 4.60%, 8/1/2012	52,836
415,000		Enterprise Products Operating LLC, Company Guarantee, 9.75%, 1/31/2014	495,719
125,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	116,506
400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 7.125%, 3/15/2012	435,878
		TOTAL	1,367,044
		TOTAL CORPORATE BONDS (IDENTIFIED COST $28,717,080)	29,701,209
Annual Shareholder Report
11

Principal Amount or Shares			Value
		Governments/Agencies – 2.1%
		Sovereign – 2.1%
$200,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 1/17/2017	215,000
210,000		Mexico, Government of, Note, 5.625%, 1/15/2017	222,329
206,000		United Mexican States, 6.75%, 9/27/2034	220,376
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $610,882)	657,705
		MUTUAL FUND – 0.7%
208,302	[3,4]	Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	208,302
		TOTAL INVESTMENTS — 99.0% (IDENTIFIED COST $29,536,264)[5]	30,567,216
		OTHER ASSETS AND LIABILITIES - NET — 1.0%[6]	319,260
		TOTAL NET ASSETS — 100%	$30,886,476

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2009, these restricted securities amounted to $3,495,540, which represented 11.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2009, these liquid restricted securities amounted to $3,495,540, which represented 11.3% of total net assets.
3	Affiliated company.
4	7-Day net yield.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at December 31, 2009.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
12

    The following is a summary of the inputs used, as of December 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$29,701,209	$ —	$29,701,209
Governments/Agencies	—	657,705	—	657,705
Mutual Fund	208,302	—	—	208,302
TOTAL SECURITIES	$208,302	$30,358,914	$ —	$30,567,216
    The following acronyms are used throughout this portfolio:
MTN	— Medium Term Note
REITs	— Real Estate Investment Trusts
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  13

  Statement of Assets and Liabilities

  December 31, 2009

Assets:
Total investments in securities, at value including $208,302 of investments in an affiliated issuer (Note 5) (identified cost $29,536,264)		$30,567,216
Income receivable		512,865
TOTAL ASSETS		31,080,081
Liabilities:
Income distribution payable	$143,611
Payable for transfer and dividend disbursing agent fees and expenses	4,769
Payable for auditing fees	23,469
Payable for portfolio accounting fees	14,896
Accrued expenses	6,860
TOTAL LIABILITIES		193,605
Net assets for 2,978,932 shares outstanding		$30,886,476
Net Assets Consist of:
Paid-in capital		$30,016,683
Net unrealized appreciation of investments		1,030,952
Accumulated net realized loss on investments and futures contracts		(161,516)
Undistributed net investment income		357
TOTAL NET ASSETS		$30,886,476
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$30,886,476 ÷ 2,978,932 shares outstanding, no par value, unlimited shares authorized		$10.37
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  14

  Statement of Operations

  Year Ended December 31, 2009

Investment Income:
Interest			$1,095,167
Dividends received from an affiliated issuer (Note 5)			1,945
TOTAL INCOME			1,097,112
Expenses:
Administrative personnel and services fee (Note 5)		$150,000
Custodian fees		7,460
Transfer and dividend disbursing agent fees and expenses		18,201
Directors'/Trustees' fees		3,143
Auditing fees		23,500
Legal fees		10,297
Portfolio accounting fees		59,291
Share registration costs		22,810
Insurance premiums		4,032
Miscellaneous		6,998
TOTAL EXPENSES		305,732
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(24,816)
Reimbursement of other operating expenses	(280,916)
TOTAL WAIVER AND REIMBURSEMENT		(305,732)
Net expenses			—
Net investment income			1,097,112
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			36,319
Net realized loss on futures contracts			(26,111)
Net change in unrealized depreciation of investments			2,647,261
Net realized and unrealized gain on investments and futures contracts			2,657,469
Change in net assets resulting from operations			$3,754,581
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  15

  Statement of Changes in Net Assets

Year Ended December 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,097,112	$744,770
Net realized gain (loss) on investments and futures contracts	10,208	(170,796)
Net change in unrealized appreciation/depreciation of investments	2,647,261	(1,720,665)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,754,581	(1,146,691)
Distributions to Shareholders:
Distributions from net investment income	(1,096,755)	(748,414)
Distributions from net realized gain on investments	—	(8,177)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,096,755)	(756,591)
Share Transactions:
Proceeds from sale of shares	21,280,615	17,943,607
Net asset value of shares issued to shareholders in payment of distributions declared	173	4,294
Cost of shares redeemed	(5,577,148)	(11,316,548)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	15,703,640	6,631,353
Change in net assets	18,361,466	4,728,071
Net Assets:
Beginning of period	12,525,010	7,796,939
End of period (including undistributed net investment income of $357 and $0, respectively)	$30,886,476	$12,525,010
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  16

  Notes to Financial Statements

  December 31, 2009

  1. ORGANIZATION

  Federated Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Corporate Bond Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return.

  2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Shares of other mutual funds are valued based upon their reported NAVs.
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Annual Shareholder Report
  17

  Repurchase Agreements

  It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

  With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

  The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

  Investment Income, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

  Premium and Discount Amortization/ Paydown Gains and Losses

  All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Futures Contracts

  The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange-traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.

  At December 31, 2009, the Fund had no outstanding futures contracts.

  Restricted Securities

  The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

  Annual Shareholder Report
  18

  Additional Disclosure Related to Derivative Instruments

  The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(26,111)

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  3. SHARES OF BENEFICIAL INTEREST

  The following table summarizes share activity:

Year Ended December 31	2009	2008
Shares sold	2,139,587	1,813,603
Shares issued to shareholders in payment of distributions declared	19	437
Shares redeemed	(590,321)	(1,148,199)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,549,285	665,841

  4. FEDERAL TAX INFORMATION

  The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2009 and 2008, was as follows:

	2009	2008
Ordinary income[1]	$1,096,755	$750,621
Long-term capital gains	$ —	$5,970
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

  As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$357
Net unrealized appreciation	$1,030,952
Capital loss carryforwards	$(161,516)

  At December 31, 2009, the cost of investments for federal tax purposes was $29,536,264. The net unrealized appreciation of investments for federal tax purposes was $1,030,952. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,178,896 and net unrealized depreciation from investments for those securities having an excess of cost over value of $147,944.

  At December 31, 2009, the Fund had a capital loss carryforward of $161,516 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

  5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  Investment Adviser Fee

  Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides the Adviser will not charge a fee for its advisory services to the Fund, because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-fee programs; (2) in certain other separately managed accounts and discretionary investment accounts; or (3) to the extent permitted under applicable law, other Federated funds. The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. For the year ended December 31, 2009, the Adviser reimbursed $280,916 of other operating expenses.

  Annual Shareholder Report
  19

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended December 31, 2009, FAS waived $24,816 of its fee. The net fee paid to FAS was 0.686% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above. For the year ended December 31, 2009, the Fund's Adviser reimbursed the Fund for any fee paid to FAS.

  General

  Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

  Transactions with Affiliated Companies

  Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated company during the year ended December 31, 2009 were as follows:

Affiliate	Balance of Shares Held 12/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 12/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	50,929	20,588,275	20,430,902	208,302	$208,302	$1,945

  6. Investment TRANSACTIONS

  Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended December 31, 2009, were as follows:

Purchases	$20,176,529
Sales	$4,596,819

  7. LINE OF CREDIT

  The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2009, there were no outstanding loans. During the year ended December 31, 2009, the Fund did not utilize the LOC.

  8. INTERFUND LENDING

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2009, there were no outstanding loans. During the year ended December 31, 2009, the program was not utilized.

  9. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this Annual Shareholder Report
  20

  litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

  10. Subsequent events

  Management has evaluated subsequent events through February 22, 2010, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

  Annual Shareholder Report
  21

  Report of Independent Registered Public Accounting Firm

  TO THE BOARD OF Trustees of Federated Managed Pool Series AND SHAREHOLDERS OF Federated Corporate Bond Strategy Portfolio:

  We have audited the accompanying statement of assets and liabilities of Federated Corporate Bond Strategy Portfolio (the “Fund”) (one of the portfolios constituting Federated Managed Pool Series), including the portfolio of investments, as of December 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Corporate Bond Strategy Portfolio, a portfolio of Federated Managed Pool Series, at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

  Boston, Massachusetts
  February 22, 2010

  Annual Shareholder Report
  22

  Board of Trustees and Trust Officers

  The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised four portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

  Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 2005	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND CHAIRMAN AND TRUSTEE Began serving: October 2005	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

  INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 CHAIRMAN AND TRUSTEE Began serving: October 2005	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 CHAIRMAN AND TRUSTEE Began serving: October 2005	Principal Occupation: Director or Trustee of the Federated Fund Complex.
  Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 CHAIRMAN AND TRUSTEE Began serving: October 2005	Principal Occupation: Director or Trustee of the Federated Fund Complex.
  Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
  23

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Maureen Lally-Green Birth Date: July 5, 1949 CHAIRMAN AND TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
  Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Peter E. Madden Birth Date: March 16, 1942 CHAIRMAN AND TRUSTEE Began serving: October 2005	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex.
  Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 CHAIRMAN AND TRUSTEE Began serving: October 2005	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 CHAIRMAN AND TRUSTEE Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
  Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 CHAIRMAN AND TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
  Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
John S. Walsh Birth Date: November 28, 1957 CHAIRMAN AND TRUSTEE Began serving: October 2005	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 CHAIRMAN AND TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
  Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
  24

  OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 2005	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: October 2005	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: August 2006	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: October 2005	Principal Occupations: Joseph M. Balestrino is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

  25

  Evaluation and Approval of Advisory Contract - May 2009

  Federated Corporate Bond Strategy Portfolio (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it: is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs or certain other discretionary investments accounts; and may also be offered to other Federated funds. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

  The Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

  As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance,and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

  Annual Shareholder Report
  26

  Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

  The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

  Annual Shareholder Report
  27

  Voting Proxies on Fund Portfolio Securities

  A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's Web site at www.sec.gov.

  Quarterly Portfolio Schedule

  Each Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

  This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

  Federated Corporate Bond Strategy Portfolio
  Federated Investors Funds
  4000 Ericsson Drive
  Warrendale, PA 15086-7561

  Contact us at FederatedInvestors.com
  or call 1-800-341-7400.

  Federated Securities Corp., Distributor

  Cusip 31421P100

  36217 (2/10)

  Federated is a registered mark of Federated Investors, Inc.
  2010 Federated Investors, Inc.

  Federated High Yield Strategy Portfolio

  A Portfolio of Federated Managed Pool Series

  ANNUAL SHAREHOLDER REPORT

  December 31, 2009

  FINANCIAL HIGHLIGHTS
  SHAREHOLDER EXPENSE EXAMPLE
  PORTFOLIO OF INVESTMENTS SUMMARY TABLE
  PORTFOLIO OF INVESTMENTS
  STATEMENT OF ASSETS AND LIABILITIES
  STATEMENT OF OPERATIONS
  STATEMENT OF CHANGES IN NET ASSETS
  NOTES TO FINANCIAL STATEMENTS
  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  BOARD OF TRUSTEES AND TRUST OFFICERS
  EVALUATION AND APPROVAL OF ADVISORY CONTRACT
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES
  QUARTERLY PORTFOLIO SCHEDULE

  Financial Highlights

  (For a Share Outstanding Throughout Each Period)

	Year Ended 12/31/2009	Period Ended 12/31/2008[1]
Net Asset Value, Beginning of Period	$10.41	$10.00
Income From Investment Operations:
Net investment income	1.27	0.03
Net realized and unrealized gain on investments	3.92	0.41
TOTAL FROM INVESTMENT OPERATIONS	5.19	0.44
Less Distributions:
Distributions from net investment income	(1.27)	(0.03)
Distributions from net realized gain on investments	(0.15)	—
TOTAL DISTRIBUTIONS	(1.42)	(0.03)
Net Asset Value, End of Period	$14.18	$10.41
Total Return[2]	52.35%	4.38%
Ratios to Average Net Assets:
Net expenses	0.00%	0.00%[3]
Net investment income	9.42%	16.78%[3]
Expense waiver/reimbursement[4]	7.69%	932.30%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$9,156	$435
Portfolio turnover	40%	0%
1	Reflects operations for the period from December 24, 2008 (date of initial investment) to December 31, 2008.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

  Annual Shareholder Report

  Shareholder Expense Example (unaudited)

  As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

  ACTUAL EXPENSES

  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/2009	Ending Account Value 12/31/2009	Expenses Paid During Period[1]
Actual	$1,000	$1,194.60	$0.00
Hypothetical (assuming a 5% returnbefore expenses)	$1,000	$1,025.21	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
  Annual Shareholder Report

  Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

  Management's Discussion of Fund Performance (unaudited)

  The Fund's total return, based on net asset value for the 12-month reporting period ended December 31, 2009 was 52.35%. The total return of the Barclays Capital High Yield 2% Issuer Capped Bond Index (BCHY2%ICBI),1 a broad-based securities market index, was 58.76% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BCHY2%ICBI.

  High-Yield Market Overview

  The high-yield market staged a spectacular rally during the 12-month reporting period. This rally started from severely depressed levels brought about by global financial deterioration which led to the worst recession in the post-war period. Despite rising default rates and very weak economic growth in the first half of 2009, the high-yield market bottomed in mid-December 2008, then moved aggressively higher, discounting near-term economic weakness and looking forward to rebounding economic growth in the second half of 2009. Unprecedented global fiscal and monetary policy stimuli coupled with worldwide government intervention to stabilize financial institutions was the primary driver of economic recovery and high-yield performance. For the overall period, the BCHY2%ICBI returned 58.76% compared to 5.93% for the Barclays Capital U.S. Aggregate Bond Index,2 a measure of high-quality bond performance. Indicative of this substantial outperformance by the BCHY2%ICBI was the decline in yield spreads between high-yield bonds and U.S. Treasuries. For example, the spread between the Credit Suisse High Yield Bond Index3 and comparable Treasuries declined from 17.06% on December 31, 2008 to 6.34% on December 31, 2009.

  Within the high-yield market, during the reporting period, major industry sectors that substantially outperformed the BCHY2%ICBI included Financial Institutions, Services, Technology, Retail, Chemicals and Automotive. Despite substantial absolute returns, the Electric Utility, Food and Beverage, Packaging, Aerospace and Defense, Health Care and Natural Gas Utility sectors underperformed the BCHY2%ICBI. From a ratings quality perspective, the CCC-rated sector of the BCHY2%ICBI returned 95.28% outdistancing the BB-rated sector which returned 45.88% and the B-rated sector which returned 44.83%.

  Fund Performance

  Two main factors led to the Fund's underperformance versus the BCHY2%ICBI. First, the Fund was underweight the Financial Institutions sector which returned 105.8% during the period. Financial Institutions have historically been a relatively small sector of the high-yield market. Given the distress in the financial industry in 2008 and 2009, the sector expanded rapidly in size as distressed issuers were downgraded into the high-yield category entering the benchmark at relatively low dollar prices. Many of these Financial Institutions subsequently benefitted from government intervention which caused their bond prices to rise substantially. Second, the Fund, while overweight the strong performing CCC-rated sector, generally had more exposure to lower yielding CCC-rated securities versus the higher yielding distressed sector of the CCC-rated universe which exhibited the strongest performance. This was especially true in the Chemical, Gaming, Wireless and Wireline Telecommunications industry sectors. The Fund was also negatively impacted by overweights to more conservative industry sectors such as Aerospace/Defense, Healthcare, Industrial-Other and Food and Beverage. Specific Fund holdings that substantially underperformed the BCHY2%ICBI included Eurofresh, a greenhouse tomato producer; Aleris International, an aluminum fabricator; World Directories, a publisher of print and online directories; Fairpoint Communications, a provider of communications services in rural areas; and Panolam Industries, a manufacturer of decorative laminates.

1	The BCHY2%ICBI is the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High-Yield Index (BCHYI). The BCHYI is an index that covers the universe of fixed-rate, noninvestment-grade debt. Payment-in-kind (PIK) bonds, eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step up coupon structures and 144-As are also included. Investments cannot be made in an index. The index is unmanaged, and unlike the Fund, is not affected by cash flows.
2	The Barclay's Capital U.S. Aggregate Bond Index is an unmanaged index composed of securities from the Barclay's Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. Investments cannot be made in an index. The index is unmanaged, and unlike the Fund, is not affected by cash flows.
3	The Credit Suisse High-Yield Index serves as a benchmark to evaluate the performance of low-quality bonds. Low quality is defined as those bonds in the range from BB to CCC and defaults. Investments cannot be made in an index. The index is unmanaged, and unlike the Fund, is not affected by cash flows.
  Annual Shareholder Report

  During the reporting period, the Fund benefitted from strong security selection in the Healthcare, Food and Beverage and Industrial-Other sectors which helped to offset overweights in these more defensive underperforming sectors. The Fund also experienced strong security selection in the Services and Media Cable sectors. The Fund benefitted from underweights in the weak performing Electric Utility, Wireline Telecommunications and Energy sectors and an overweight in the strong performing Technology sector. Specific Fund holdings that substantially outperformed the BCHY2%ICBI included Pilgrim's Pride Corp., a producer of fresh and prepared chicken products; Univision Television Group, a Spanish language television network; Nuveen Investments; XM Satellite Radio; Open Solutions, a provider of e-business solutions to financial institutions; Freescale Semiconductor, a supplier of microprocessors used in automotive, consumer, networking and wireless applications; and Unisys Corp., a developer of information technology systems.

  Annual Shareholder Report

  GROWTH OF A $10,000 INVESTMENT

  The graph below illustrates the hypothetical investment of $10,0001 in Federated High Yield Strategy Portfolio (the “Fund”) from December 24, 2008 (start of performance) to December 31, 2009, compared to the Barclays Capital High Yield 2% Issuer Capped Bond Index (BCHY2%ICBI).2

Average Annual Total Returnsfor the Period Ended 12/31/2009
1 Year	52.35%
Start of Performance (12/24/2008)	57.44%

  Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The BCHY2%ICBI has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BCHY2%ICBI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
  Annual Shareholder Report

  Portfolio of Investments Summary Table (unaudited)

  At December 31, 2009, the Fund's index classification1 was as follows:

Index Classification	Percentage of Total Net Assets[2]
Health Care	9.8%
Media — Non-cable	9.4%
Gaming	6.4%
Technology	6.0%
Wireless Communications	5.6%
Consumer Products	5.5%
Food & Beverage	4.9%
Industrial — Other	4.8%
Retailers	4.7%
Energy	4.3%
Automotive	4.0%
Financial Institutions	3.4%
Utility — Natural Gas	3.1%
Chemicals	3.0%
Paper	3.0%
Utility — Electric	2.8%
Packaging	2.7%
Aerospace/Defense	2.6%
Other[3]	13.0%
Cash Equivalents[4]	0.3%
Other Assets and Liabilities — Net[5]	0.7%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays Capital High Yield 2% Issuer Capped Bond Index (BCHY2%ICBI). Individual portfolio securities that are not included in the BCHY2%ICBI are assigned to an index classification by the Fund's Adviser.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, index classifications which constitute less than 2.5% of the Fund's total net assets have been aggregated under the designation “Other.”
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Annual Shareholder Report

  Portfolio of Investments

  December 31, 2009

Shares			Value
		MUTUAL FUND – 100.5%
1,468,009	[1]	High Yield Bond Portfolio	9,204,415
		TOTAL INVESTMENTS — 100.5% (IDENTIFIED COST $8,690,105)[2]	9,204,415
		OTHER ASSETS AND LIABILITIES - NET — (0.5)%[3]	(48,345)
		TOTAL NET ASSETS — 100%	$9,156,070
1	Affiliated company.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at December 31, 2009.
    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    As of December 31, 2009, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report

  Statement of Assets and Liabilities

  December 31, 2009

Assets:
Total investments in an affiliated issuer, at value (Note 5) (identified cost $8,690,105)		$9,204,415
Cash		192,074
Receivable for shares sold		4,652
TOTAL ASSETS		9,401,141
Liabilities:
Payable for investments purchased	$124,000
Income distribution payable	68,950
Payable for administrative personnel and services fee (Note 5)	10,624
Payable for Directors'/Trustees' fees	675
Payable for auditing fees	23,469
Payable for portfolio accounting fees	10,453
Accrued expenses	6,900
TOTAL LIABILITIES		245,071
Net assets for 645,860 shares outstanding		$9,156,070
Net Assets Consist of:
Paid-in capital		$8,542,171
Net unrealized appreciation of investments		514,310
Accumulated net realized gain on investments		99,589
TOTAL NET ASSETS		$9,156,070
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$9,156,070 ÷ 645,860 shares outstanding, no par value, unlimited shares authorized		$14.18
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report

  Statement of Operations

  Year Ended December 31, 2009

Investment Income:
Dividends received from an affiliated issuer (Note 5)			$310,986
Expenses:
Administrative personnel and services fee (Note 5)		$150,000
Custodian fees		971
Transfer and dividend disbursing agent fees and expenses		15,331
Directors'/Trustees' fees		2,482
Auditing fees		23,500
Legal fees		7,130
Portfolio accounting fees		29,725
Share registration costs		19,896
Insurance premiums		4,340
Miscellaneous		600
TOTAL EXPENSES		253,975
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(24,966)
Reimbursement of other operating expenses	(229,009)
TOTAL WAIVER AND REIMBURSEMENT		(253,975)
Net expenses			—
Net investment income			310,986
Realized and Unrealized Gain on Investments:
Net realized gain on sales of investments in an affiliated issuer (Note 5)			198,614
Net change in unrealized appreciation of investments			497,171
Net realized and unrealized gain on investments			695,785
Change in net assets resulting from operations			$1,006,771
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report

  Statement of Changes in Net Assets

	Year Ended 12/31/2009	Period Ended 12/31/2008[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$310,986	$1,165
Net realized gain on investments	198,614	—
Net change in unrealized appreciation/depreciation of investments	497,171	17,139
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,006,771	18,304
Distributions to Shareholders:
Distributions from net investment income	(310,986)	(1,165)
Distributions from net realized gain on investments	(99,025)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(410,011)	(1,165)
Share Transactions:
Proceeds from sale of shares	9,276,822	418,350
Net asset value of shares issued to shareholders in payment of distributions declared	73	—
Cost of shares redeemed	(1,153,074)	—
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	8,123,821	418,350
Change in net assets	8,720,581	435,489
Net Assets:
Beginning of period	435,489	—
End of period	$9,156,070	$435,489
1	Reflects operations for the period from December 24, 2008 (date of initial investment) to December 31, 2008.
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report

  Notes to Financial Statements

  December 31, 2009

  1. ORGANIZATION

  Federated Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated High Yield Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.

  2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Shares of other mutual funds are valued based upon their reported NAVs.
    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Annual Shareholder Report

  Repurchase Agreements

  It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

  With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

  The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

  Investment Income, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

  Premium and Discount Amortization

  All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2009, tax years 2008 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  3. SHARES OF BENEFICIAL INTEREST

  The following table summarizes share activity:

	Year Ended 12/31/2009	Period Ended 12/31/2008[1]
Shares sold	700,163	41,835
Shares issued to shareholders in payment of distributions declared	5	—
Shares redeemed	(96,143)	—
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	604,025	41,835
1	Reflects operations for the period from December 24, 2008 (date of initial investment) to December 31, 2008.

  4. FEDERAL TAX INFORMATION

  The tax character of distributions as reported on the Statement of Changes in Net Assets for the year ended December 31, 2009 and the period ended December 31, 2008, was as follows:

	2009	2008[2]
Ordinary income[1]	$410,011	$1,165
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
2	Reflects operations for the period from December 24, 2008 (date of initial investment) to December 31, 2008.
  Annual Shareholder Report

  As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$99,589
Net unrealized appreciation	$514,310

  At December 31, 2009, the cost of investments for federal tax purposes was $8,690,105. The net unrealized appreciation of investments for federal tax purposes was $514,310. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $514,310.

  5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  Investment Adviser Fee

  Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The Adviser provides investment adviser services at no fee, because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. For the year ended December 31, 2009, the Adviser reimbursed $229,009 of other operating expenses.

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended December 31, 2009, FAS waived $24,966 of its fee. The net fee paid to FAS was 3.786% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above. For the year ended December 31, 2009, the Adviser reimbursed the Fund for any fee paid to FAS.

  General

  Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

  Transactions with Affiliated Companies

  Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated company during the year ended December 31, 2009, were as follows:

Affiliate	Balance of Shares Held 12/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 12/31/2009	Value	Dividend Income
High Yield Bond Portfolio	95,471	1,616,507	243,969	1,468,009	$9,204,415	$310,986

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in the High Yield Bond Portfolio (HYCORE), a portfolio of Federated Core Trust (Core Trust) which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of HYCORE is to seek high current income. Federated Investors, Inc. receives no advisory or administrative fees from HYCORE. Income distributions from HYCORE are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of HYCORE, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of HYCORE. The financial statements of HYCORE are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of the Portfolio in which the Fund invested 100.5% of its net assets at December 31, 2009. The financial statements of HYCORE should be read in conjunction with the Fund's financial statements. The valuation of securities held by HYCORE is discussed in the notes to its financial statements.

  6. Investment TRANSACTIONS

  Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2009, were as follows:

Purchases	$9,331,953
Sales	$1,328,050
  Annual Shareholder Report

  7. LINE OF CREDIT

  The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2009, there were no outstanding loans. During the year ended December 31, 2009, the Fund did not utilize the LOC.

  8. INTERFUND LENDING

  Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2009, there were no outstanding loans. During the year ended December 31, 2009, the program was not utilized.

  9. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

  10. Subsequent events

  Management has evaluated subsequent events through February 22, 2010, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

  Annual Shareholder Report

  Report of Independent Registered Public Accounting Firm

  TO THE BOARD OF Trustees of Federated Managed Pool Series AND SHAREHOLDERS OF Federated High Yield Strategy Portfolio:

  We have audited the accompanying statement of assets and liabilities of Federated High Yield Strategy Portfolio (the “Fund”) (one of the portfolios constituting Federated Managed Pool Series), including the portfolio of investments, as of December 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated High Yield Strategy Portfolio, a portfolio of Federated Managed Pool Series, at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

  Boston, Massachusetts
  February 22, 2010

  Annual Shareholder Report

  Financial Highlights  -  High Yield Bond Portfolio

  (For a Share Outstanding Throughout Each Period)

Year Ended December 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$4.57	$6.61	$6.88	$6.71	$7.08
Income From Investment Operations:
Net investment income	0.57	0.58	0.58	0.58	0.57[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.69	(2.04)	(0.28)	0.17	(0.34)
TOTAL FROM INVESTMENT OPERATIONS	2.26	(1.46)	0.30	0.75	0.23
Less Distributions:
Distributions from net investment income	(0.56)	(0.58)	(0.57)	(0.58)	(0.60)
Net Asset Value, End of Period	$6.27	$4.57	$6.61	$6.88	$6.71
Total Return[2]	51.79%	(23.53)%	4.48%	11.67%	3.44%
Ratios to Average Net Assets:
Net expenses	0.00%	0.03%	0.03%	0.03%	0.03%
Net investment income	11.01%	10.02%	8.20%	8.45%	8.28%
Expense waiver/reimbursement[3]	0.10%	0.08%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,609,205	$887,322	$843,319	$823,555	$936,652
Portfolio turnover	20%	16%	35%	33%	34%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

  Annual Shareholder Report

  Shareholder Expense Example (unaudited) - High Yield Bond Portfolio

  As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

  ACTUAL EXPENSES

  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/2009	Ending Account Value 12/31/2009	Expenses Paid During Period[1]
Actual	$1,000	$1,193.10	$0.00
Hypothetical (assuming a 5% returnbefore expenses)	$1,000	$1,025.21	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
  Annual Shareholder Report

  Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  Management's Discussion of Fund Performance (unaudited) - High Yield Bond Portfolio

  The Fund's total return, based on net asset value for the 12-month reporting period ended December 31, 2009, was 51.79%. The total return of the Barclays Capital High-Yield 2% Issuer Capped Bond Index (BCHY2%ICBI),1 a broad-based securities market index, was 58.76% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BCHY2%ICBI.

  High-Yield Market Overview

  The high-yield market staged a spectacular rally during the 12-month reporting period. This rally started from severely depressed levels brought about by global financial deterioration which led to the worst recession in the post-war period. Despite rising default rates and very weak economic growth in the first half of 2009, the high-yield market bottomed in mid-December 2008, then moved aggressively higher, discounting near-term economic weakness and looking forward to rebounding economic growth in the second half of 2009. Unprecedented global fiscal and monetary policy stimuli coupled with worldwide government intervention to stabilize financial institutions was the primary driver of economic recovery and high-yield performance. For the overall period, the BCHY2%ICBI returned 58.76% compared to 5.93% for the Barclays Capital U.S. Aggregate Bond Index,2 a measure of high-quality bond performance. Indicative of this substantial outperformance by the BCHY2%ICBI was the decline in yield spreads between high-yield bonds and U.S. Treasuries. For example, the spread between the Credit Suisse High Yield Bond Index3 and comparable Treasuries declined from 17.06% on December 31, 2008, to 6.34% on December 31, 2009.

  Within the high-yield market, during the reporting period, major industry sectors that substantially outperformed the BCHY2%ICBI included Financial Institutions, Services, Technology, Retail, Chemicals and Automotive. Despite substantial absolute returns, the Electric Utility, Food and Beverage, Packaging, Aerospace and Defense, Health Care and Natural Gas Utility sectors underperformed the BCHY2%ICBI. From a ratings quality perspective, the CCC-rated sector of the BCHY2%ICBI returned 95.28% outdistancing the BB-rated sector which returned 45.88% and the B-rated sector which returned 44.83%.

1	The BCHY2%ICBI is the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High-Yield Index (BCHYI). The BCHYI is an index that covers the universe of fixed-rate, noninvestment-grade debt. Payment-in-kind (PIK) bonds, eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures and 144-As are also included. The index is unmanaged, and unlike the Fund, is not affected by cash flows.
2	The Barclay's Capital U.S. Aggregate Bond Index is an unmanaged index composed of securities from the Barclay's Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. Investments cannot be made directly in an index
3	The Credit Suisse High-Yield Index serves as a benchmark to evaluate the performance of low-quality bonds. Low quality is defined as those bonds in the range from BB to CCC and defaults. Investments cannot be made in an index. The index is unmanaged, and unlike the Fund, is not affected by cash flows.
  Annual Shareholder Report

  Fund Performance

  Two main factors led to the Fund's underperformance versus the BCHY2%ICBI. First, the Fund was underweight in the Financial Institutions sector which returned 105.8% during the period. Financial Institutions has historically been a relatively small sector of the high-yield market. Given the distress in the financial industry in 2008 and 2009, the sector expanded rapidly in size as distressed issuers were downgraded into the high yield category, entering the benchmark at relatively low dollar prices. Many of these Financial Institutions subsequently benefitted from government intervention which caused their bond prices to rise substantially. Second, the Fund, while overweight in the strong performing CCC-rated sector, generally had more exposure to lower yielding CCC-rated securities versus the higher yielding distressed sector of the CCC-rated universe which exhibited the strongest performance. This was especially true in the Chemical, Gaming, Wireless and Wireline Telecommunications industry sectors. The Fund was also negatively impacted by overweights to more conservative industry sectors such as Aerospace/Defense, Health Care, Industrial-Other and Food and Beverage. Specific Fund holdings that substantially underperformed the BCHY2%ICBI included Eurofresh, a greenhouse tomato producer; Aleris International, an aluminum fabricator; World Directories, a publisher of print and online directories; Fairpoint Communications, a provider of communications services in rural areas; and Panolam Industries, a manufacturer of decorative laminates.

  During the reporting period, the Fund benefitted from strong security selection in the Healthcare, Food and Beverage and Industrial-Other sectors which helped to offset overweights in these more defensive underperforming sectors. The Fund also experienced strong security selection in the Services and Media Cable sectors. The Fund benefitted from underweights in the weak performing Electric Utility, Wireline Telecommunications and Energy sectors and an overweight in the strong performing Technology sector. Specific Fund holdings that substantially outperformed the BCHY2%ICBI included Pilgrim's Pride Corp., a producer of fresh and prepared chicken products; Univision Television Group, a Spanish language television network; Nuveen Investments; XM Satellite Radio; Open Solutions, a provider of e-business solutions to financial institutions; Freescale Semiconductor, a supplier of microprocessors used in automotive, consumer, networking and wireless applications; and Unisys Corp., a developer of information technology systems.

  Annual Shareholder Report

  GROWTH OF A $10,000 INVESTMENT

  The graph below illustrates the hypothetical investment of $10,0001 in the High Yield Bond Portfolio (the “Fund”) from December 31, 1999 to December 31, 2009, compared to the Barclays Capital High Yield 2% Issuer Capped Bond Index (BCHY2%ICBI).2

Average Annual Total Returns for the Period Ended 12/31/2009
1 Year	51.79%
5 Years	6.98%
10 Years	6.59%

  Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call [ctag:bx}1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The BCHY2%ICBI has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BCHY2%ICBI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
  Annual Shareholder Report

  Portfolio of Investments Summary Table (unaudited) - High Yield Bond Portfolio

  At December 31, 2009, the Fund's index classification1 was as follows:

Index Classification	Percentage of Total Net Assets
Health Care	9.8%
Media — Non-Cable	9.4%
Gaming	6.4%
Technology	6.0%
Wireline/Wireless Communications	5.6%
Consumer Products	5.4%
Food & Beverage	5.0%
Industrial — Other	4.8%
Retailers	4.6%
Energy	4.2%
Automotive	4.0%
Financial Institutions	3.3%
Utility — Natural Gas	3.1%
Chemicals	3.0%
Paper	3.0%
Utility — Electric	2.8%
Packaging	2.7%
Aerospace/Defense	2.6%
Other[2]	12.8%
Cash Equivalents[3]	0.3%
Other Assets and Liabilities — Net[4]	1.2%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays Capital High Yield 2% Issuer Capped Bond Index (BCHY2%ICI). Individual portfolio securities that are not included in the BCHY2%ICI are assigned to an index classification by the Fund's adviser.
2	For purposes of this table, index classifications which constitute less than 2.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Annual Shareholder Report

  Portfolio of Investments - High Yield Bond Portfolio

  December 31, 2009

Principal Amount or Shares			Value
		CORPORATE BONDS – 98.2%
		Aerospace/Defense – 2.6%
$3,950,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	3,930,250
2,875,000	[1,2]	Altegrity, Inc., Company Guarantee, 11.75%, 5/1/2016	2,490,469
5,525,000	[1,2]	Altegrity, Inc., Company Guarantee, 10.50%, 11/1/2015	4,958,688
2,250,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, 9.75%, 4/1/2017	1,406,250
2,625,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	2,654,531
6,025,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 7/15/2013	6,115,375
5,225,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	5,244,594
3,700,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015	3,732,375
2,925,000	[1,2]	Sequa Corp., Sr. Note, 11.75%, 12/1/2015	2,734,875
2,013,614	[1,2]	Sequa Corp., Sr. PIK Deb., 13.50%, 12/1/2015	1,872,661
4,925,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	5,011,187
1,425,000	[1,2]	TransDigm, Inc., Sr. Sub. Note, Series 144A, 7.75%, 7/15/2014	1,453,500
		TOTAL	41,604,755
		Automotive – 4.0%
3,025,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, 10.75%, 8/15/2016	3,293,469
700,000	[1,2]	American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/2017	714,000
3,025,000	[3,4]	Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	786,500
3,675,000		Ford Motor Credit Co., Floating Rate Note — Sr. Note, 3.034%, 1/13/2012	3,422,344
12,150,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	12,275,315
1,425,000		Ford Motor Credit Co., Note, 7.50%, 8/1/2012	1,437,880
2,350,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	2,415,168
6,650,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	6,965,250
8,950,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	8,973,664
2,425,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	2,387,061
12,700,000	[3,4]	General Motors Corp., Deb., 7.40%, 9/1/2025	3,238,500
3,100,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	3,193,000
1,675,000	[1,2]	TRW Automotive, Inc., Sr. Note, Series 144A, 8.875%, 12/1/2017	1,750,375
5,525,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	5,600,968
7,925,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	7,687,250
		TOTAL	64,140,744
		Building Materials – 1.2%
300,000	[1,2]	Associated Materials, Inc., Sr. Secd. Note, 9.875%, 11/15/2016	318,000
3,625,000		Goodman Global Holdings, Inc., Company Guarantee, 13.50%, 2/15/2016	4,028,281
7,425,000	[1,2]	Goodman Global Holdings, Inc., Sr. Disc. Note, 12.481%, 12/15/2014	4,250,813
300,000		Interface, Inc., Sr. Secd. Note, 11.375%, 11/1/2013	336,750
1,823,000		Norcraft Holdings LP, Sr. Disc. Note, 9.75%, 9/1/2012	1,759,195
4,375,000	[1,2]	Norcraft Holdings LP, Sr. Secd. Note, Series 144A, 10.50%, 12/15/2015	4,506,250
1,682,444		Nortek Holdings, Inc., Sr. Secd. Note, 11.00%, 12/1/2013	1,766,566
2,700,000		Ply Gem Industries, Inc., Sr. Secd. Note, 11.75%, 6/15/2013	2,713,500
		TOTAL	19,679,355
		Chemicals – 3.0%
2,675,000	[1,2]	Ashland, Inc., Sr. Unsecd. Note, 9.125%, 6/1/2017	2,942,500
4,450,000	[1,3,4]	Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	4,739,250
1,750,000	[1,2]	Compass Minerals International, Inc., Sr. Note, Series 144A, 8.00%, 6/1/2019	1,811,250
4,400,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	4,334,000
6,900,000	[1,2]	Huntsman International LLC, Company Guarantee, Series 144A, 5.50%, 6/30/2016	6,158,250
  Annual Shareholder Report

Principal Amount or Shares			Value
$1,450,000	[1,2]	Invista, Unit, 9.25%, 5/1/2012	1,479,000
2,550,000	[1,2]	Koppers Holdings, Inc., Company Guarantee, Series 144A, 7.875%, 12/1/2019	2,588,250
1,400,000		Nalco Co., Sr. Disc. Note, 9.00%, 2/1/2014	1,435,000
550,000	[1,2]	Nalco Co., Sr. Note, 8.25%, 5/15/2017	587,125
9,625,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	9,961,875
6,400,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	6,696,000
3,075,000	[1,2]	Terra Capital, Inc., Sr. Note, Series 144A, 7.75%, 11/1/2019	3,305,625
925,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	852,342
1,100,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	984,263
		TOTAL	47,874,730
		Construction Machinery – 0.5%
5,750,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	5,785,937
1,575,000	[1,2]	Rental Service Corp., Sr. Secd. Note, 10.00%, 7/15/2017	1,720,688
		TOTAL	7,506,625
		Consumer Products – 5.4%
6,175,000	[1,2]	AAC Group Holding Corp., Sr. Disc. Note, 10.25%, 10/1/2012	6,221,312
1,209,071		AAC Group Holding Corp., Sr. PIK Deb., 16.75%, 10/1/2012	949,121
4,806,000	[1,2]	American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	4,818,015
6,725,000		Central Garden & Pet Co., Company Guarantee, 9.125%, 2/1/2013	6,851,094
3,500,000	[1,2]	Easton Bell Sports Inc., Sr. Secd. Note, Series 144A, 9.75%, 12/1/2016	3,644,375
8,400,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	8,421,000
1,950,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	2,023,125
3,975,000		Jostens Holding Corp., Discount Bond, 10.25%, 12/1/2013	4,124,063
8,875,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	8,963,750
1,375,000		School Specialty, Inc., Conv. Bond, 3.75%, 11/30/2026	1,301,713
6,375,000		School Specialty, Inc., Conv. Bond, 3.75%, 8/1/2023	6,327,506
3,000,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	3,352,500
7,475,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	7,512,375
6,100,000		Spectrum Brands, Inc., Bond, 12.00%, 8/28/2019	6,008,500
16,375,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	16,907,187
		TOTAL	87,425,636
		Energy – 4.2%
3,800,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	3,182,500
1,300,000		Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020	1,261,000
10,475,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	10,527,375
1,325,000		Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013	1,354,813
2,925,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	3,224,812
1,650,000		Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015	1,645,875
4,025,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	4,014,937
3,900,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	3,865,875
4,875,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	4,838,437
700,000	[1,2]	Forest Oil Corp., Sr. Note, 8.50%, 2/15/2014	735,000
4,825,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	4,752,625
2,450,000	[1,2]	Linne Energy LLC, Note, Series 144A, 11.75%, 5/15/2017	2,762,375
5,700,000	[1,2]	McJunkin Red Man Corp., Sr. Secd. Note, Series 144A, 9.50%, 12/15/2016	5,600,250
700,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014	661,500
4,100,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	3,710,500
2,000,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	1,988,840
1,200,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	1,185,000
  Annual Shareholder Report

Principal Amount or Shares			Value
$2,000,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	2,055,000
3,125,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	3,195,312
1,625,000		Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015	1,620,938
2,375,000	[1,2]	Sandridge Energy, Inc., Company Guarantee, 8.00%, 6/1/2018	2,345,313
1,750,000	[1,2]	Sandridge Energy, Inc., Sr. Unsecd. Note, 9.875%, 5/15/2016	1,850,625
1,950,000		Southwestern Energy Co., Sr. Note, 7.50%, 2/1/2018	2,076,750
		TOTAL	68,455,652
		Entertainment – 1.0%
5,850,000	[1,2]	Cinemark, Inc., Company Guarantee, Series 144A, 8.625%, 6/15/2019	6,113,250
2,475,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, 1.00%, 4/1/2012	0
3,550,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	3,709,750
4,825,000	[1,2]	Universal City Development Partners Ltd., Sr. Note, Series 144A, 8.875%, 11/15/2015	4,746,594
1,500,000	[1,2]	Universal City Development Partners Ltd., Sr. Sub. Note, Series 144A, 10.875%, 11/15/2016	1,511,250
		TOTAL	16,080,844
		Environmental – 0.4%
4,400,000		Allied Waste North America, Inc., Sr. Note, 7.25%, 3/15/2015	4,631,000
1,625,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	1,957,109
		TOTAL	6,588,109
		Financial Institutions – 3.3%
3,150,000		American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013	3,228,750
6,325,000	[1,2]	General Motors Acceptance Corp. LLC, Note, 7.00%, 2/1/2012	6,293,375
22,637,000	[1,2]	General Motors Acceptance Corp. LLC, Note, Series 144A, 6.875%, 9/15/2011	22,523,815
2,717,000	[1,2]	General Motors Acceptance Corp. LLC, Note, Series 144A, 8.00%, 11/1/2031	2,472,470
5,475,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	5,851,406
11,125,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	10,151,563
4,300,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	3,595,875
		TOTAL	54,117,254
		Food & Beverage – 5.0%
11,950,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	12,368,250
2,250,000		Aramark Services, Inc., Floating Rate Note — Sr. Note, 3.781%, 2/1/2015	2,070,000
427,964		B&G Foods, Inc., Company Guarantee, Sr. Note 12.00%, 10/30/2016	1,358,786
5,425,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	5,547,062
1,450,000	[1,2]	Bumble Bee Capital Corp., Sr. Secd. Note, Series 144A, 7.75%, 12/15/2015	1,457,250
4,050,000		Constellation Brands, Inc., 8.375%, 12/15/2014	4,333,500
2,325,000		Constellation Brands, Inc., Sr. Note, 7.25%, 5/15/2017	2,368,594
775,000		Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016	790,500
6,300,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	6,205,500
2,150,000		Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015	2,203,750
500,000	[1,2]	Del Monte Corp., Sr. Sub. Note, Series 144A, 7.50%, 10/15/2019	517,500
5,725,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	5,889,594
3,275,000	[1,2]	Michael Foods, Inc., Sr. Unsecd. Note, Series 144A, 9.75%, 10/1/2013	3,418,281
4,325,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, Series WI, 9.25%, 4/1/2015	4,411,500
4,700,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	4,911,500
1,150,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, 9.25%, 4/1/2015	1,173,000
7,600,000		Reddy Ice Group, Inc., Sr. Disc. Note, 10.50%, 11/1/2012	7,106,000
3,275,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	3,193,125
4,500,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	4,173,750
2,725,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, 10.00%, 7/15/2014	2,970,250
  Annual Shareholder Report

Principal Amount or Shares			Value
$2,875,000		Tyson Foods, Inc., Sr. Unsecd. Note, 10.50%, 3/1/2014	3,299,063
		TOTAL	79,766,755
		Gaming – 6.4%
5,125,000	[1,2]	American Casino & Entertainment, Sr. Secd. Note, Series 144A, 11.00%, 6/15/2014	4,343,437
6,825,000	[1,2]	Ameristar Casinos, Inc., Sr. Unsecd. Note, 9.25%, 6/1/2014	7,115,062
4,025,000	[1,2,3,4]	Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas, Second Mortgage Notes, 11.00%, 6/15/2015	60,375
5,275,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	5,281,594
5,500,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, 7.25%, 2/15/2015	5,314,375
4,300,000	[1,2]	Harrah's Entertainment, Inc., Sr. Secd. Note, 11.25%, 6/1/2017	4,520,375
2,425,000	[1,2]	Harrah's Entertainment, Inc., Sr. Secd. Note, Series 144A, 11.25%, 6/1/2017	2,549,281
3,300,000	[1,3,4]	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	18,563
7,225,000	[1,2]	Indianapolis Downs LLC/Indiana Downs Capital Corp., Sr. Secd. Note, 11.00%, 11/1/2012	4,732,375
707,947	[1,2]	Indianapolis Downs LLC/Indiana Downs Capital Corp., Sub. PIK Note, 15.50%, 11/1/2013	238,047
6,250,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	5,859,375
525,000	[1,2]	MGM Mirage, Inc., 10.375%, 5/15/2014	572,250
10,200,000		MGM Mirage, Inc., Sr. Note, 5.875%, 2/27/2014	8,223,750
2,575,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	2,021,375
3,175,000		MGM Mirage, Inc., Sr. Note, 8.50%, 9/15/2010	3,175,000
1,050,000	[1,2]	MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	1,168,125
1,250,000		MGM Mirage, Inc., Sr. Secd. Note, 13.00%, 11/15/2013	1,440,625
1,075,000		MGM Mirage, Inc., Sr. Sub. Note, 8.375%, 2/1/2011	1,023,938
4,000,000	[1,2]	MGM Mirage, Inc., Sr. Unsecd. Note, Series 144A, 11.375%, 3/1/2018	3,600,000
3,000,000	[1,2]	Peninsula Gaming, LLC, Sr. Secd. Note, Series 144A, 8.375%, 8/15/2015	3,007,500
4,150,000	[1,2]	Peninsula Gaming, LLC, Sr. Unsecd. Note, Series 144A, 10.75%, 8/15/2017	4,191,500
4,050,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	3,933,563
1,200,000	[1,2]	Penn National Gaming, Inc., Sr. Unsecd. Note, Series 144A, 8.75%, 8/15/2019	1,233,000
4,100,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	3,854,000
5,475,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	4,649,479
5,275,000	[1,2]	Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015	4,035,375
3,900,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	3,534,375
3,650,000	[1,2]	Wynn Las Vegas LLC, 1st Mtg. Bond, Series 144A, 7.875%, 11/1/2017	3,713,875
6,025,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	5,851,781
3,150,000	[1,2]	Yonkers Racing Corp., 11.375%, 7/15/2016	3,323,250
		TOTAL	102,585,620
		Health Care – 9.8%
5,600,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	5,908,000
5,425,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	5,248,687
4,950,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	5,247,000
3,550,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	3,567,750
400,000	[1,2]	Bio Rad Laboratories, Inc., Sr. Sub., Series 144A, 8.00%, 9/15/2016	423,000
600,000		Biomet, Inc., Sr. Note, Series WI, 10.375%, 10/15/2017	654,000
13,225,000		Biomet, Inc., Sr. Sub. Note, 11.625%, 10/15/2017	14,679,750
5,550,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	4,689,750
1,800,000	[1,2]	Fresenius Medical Care AG & Co. KGaA, Sr. Unsecd. Note, 9.00%, 7/15/2015	1,989,000
2,925,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	2,572,646
23,015,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	24,971,275
10,525,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	11,327,531
2,775,000		Inverness Medical Innovations, Inc., Sr. Note, 7.875%, 2/1/2016	2,733,375
5,825,000		Inverness Medical Innovations, Inc., Sr. Sub. Note, 9.00%, 5/15/2016	5,985,187
  Annual Shareholder Report

Principal Amount or Shares			Value
$5,675,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	5,816,875
525,000		Omnicare, Inc., Sr. Sub. Note, 6.125%, 6/1/2013	511,875
7,550,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	7,380,125
1,225,000	[1,2]	Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015	1,160,688
1,050,000	[1,2]	Talecris Biotherapeutics Holdings Corp., Sr. Unsecd. Note, 7.75%, 11/15/2016	1,071,000
7,550,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	7,738,750
1,775,000		Universal Hospital Services, Inc., Floating Rate Note — Sr. Secured Note, 3.85%, 6/1/2015	1,504,313
6,000,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	5,940,000
10,025,000		VWR Funding, Inc., Company Guarantee, Series WI, PIK 10.25%, 7/15/2015	10,476,125
3,000,000		Vanguard Health Holdings II, Company Guarantee, 11.25%, 10/1/2015	3,172,500
5,350,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	5,570,687
3,975,000		Ventas Realty LP, 6.50%, 6/1/2016	3,855,750
3,275,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	3,176,750
1,400,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	1,361,500
884,000		Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015	888,420
7,575,000	[1,2]	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	7,575,000
		TOTAL	157,197,309
		Industrial — Other – 4.8%
5,750,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	5,778,750
1,950,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	1,803,750
2,500,000	[1,2]	Aquilex Holdings, Sr. Note, Series 144A, 11.125%, 12/15/2016	2,506,250
4,200,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	2,283,750
2,500,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	2,568,750
1,000,000	[1,2]	Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	1,061,250
4,875,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	4,771,406
750,000	[1,2]	ESCO Corp., Floating Rate Note — Sr. Note, 4.128%, 12/15/2013	687,188
3,750,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	3,750,000
3,900,000		Education Management LLC, Company Guarantee, 8.75%, 6/1/2014	4,046,250
1,407,000		Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016	1,512,525
1,850,000		General Cable Corp., Floating Rate Note — Sr. Note, 2.665%, 4/1/2015	1,653,438
7,475,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	7,381,562
1,900,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	1,907,125
4,475,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	4,519,750
1,825,000	[1,2]	JohnsonDiversay, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 11/15/2019	1,856,938
3,650,000	[1,2]	JohnsonDiversay, Inc., Sub. PIK Deb., Series 144A, 10.50%, 5/15/2020	3,686,500
5,750,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	5,548,750
2,750,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	2,557,500
4,150,000	[1,2]	Reliance Intermediate Holdings LP, 9.50%, 12/15/2019	4,341,937
5,175,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	5,356,125
5,350,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	5,490,437
2,100,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	2,168,250
		TOTAL	77,238,181
		Lodging – 0.8%
4,225,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	4,272,531
150,000		Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015	147,750
1,150,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	1,150,000
3,125,000		Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013	3,191,406
1,325,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.00%, 6/15/2013	1,328,313
  Annual Shareholder Report

Principal Amount or Shares			Value
$3,350,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016	3,253,688
		TOTAL	13,343,688
		Media — Cable – 2.0%
1,200,000	[1,2]	CSC Holdings, Inc., Sr. Note, 8.50%, 4/15/2014	1,284,000
1,400,000		CSC Holdings, Inc., Sr. Unsecd. Note, 7.875%, 2/15/2018	1,456,000
6,125,000		Charter Communications Holdings II, 8.75%, 11/15/2013	6,316,406
4,143,585		Charter Communications Holdings II, Sr. Note, 13.50%, 11/30/2016	4,899,789
6,375,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	6,693,750
1,225,000	[1,2]	Videotron Ltee, Company Guarantee, Series WI, 9.125%, 4/15/2018	1,353,625
1,950,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	1,915,875
7,250,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	7,820,938
		TOTAL	31,740,383
		Media — Non-Cable – 9.4%
3,446,823	[1,3,4]	Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	1,391,655
900,000	[1]	Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	617,625
1,525,000		Belo (A.H.) Corp., Sr. Note, 8.00%, 11/15/2016	1,574,563
725,000	[1,2]	Clear Channel Outdoor Holdings, Inc., Sr. Note, Series 144A-A, 9.25%, 12/15/2017	743,125
2,925,000	[1,2]	Clear Channel Outdoor Holdings, Inc., Sr. Note, Series 144A-B, 9.25%, 12/15/2017	3,027,375
4,564,000	[3,4]	Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	1,449,070
1,925,000	[3,4]	Dex Media, Inc., Discount Bond, 9.00%, 11/15/2013	495,688
8,550,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	8,646,187
5,350,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, 13.375%, 7/15/2016	4,166,312
1,575,000	[1,2]	Inmarsat Finance PLC, Company Guarantee, Series 144A, 7.375%, 12/1/2017	1,618,313
18,275,000		Intelsat Jackson Ltd., Sr. Note, 11.25%, 6/15/2016	19,874,062
2,800,000	[1,2]	Intelsat Jackson Ltd., Sr. Note, Series 144A, 8.50%, 11/1/2019	2,898,000
13,625,000		Intelsat Jackson Ltd., Sr. Unsecd. Note, 0/9.50%, 2/1/2015	14,067,812
6,950,000		Interpublic Group Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	7,749,250
425,000		Lamar Media Corp., Company Guarantee, 9.75%, 4/1/2014	471,219
2,750,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	2,653,750
2,825,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	2,832,062
3,450,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	3,329,250
6,175,000	[1,2]	MDC Corporation Inc., Company Guarantee, Series 144A, 11.00%, 11/1/2016	6,452,875
7,950,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	6,717,750
5,183,437	[1,2]	Newport Television LLC, Sr. Note, 13.00%, 3/15/2017	2,313,109
4,666,722	[1,2]	Nexstar Broadcasting Group, Inc., Company Guarantee, PIK ..50%/7.00%, 1/15/2014	3,529,209
2,275,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	1,720,469
2,900,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 0/12.50%, 8/1/2016	2,660,750
3,775,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.50%, 5/1/2016	4,237,437
5,100,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.625%, 2/1/2014	5,756,625
4,725,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.50%, 10/1/2019	4,843,125
2,700,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	2,706,750
2,525,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	2,531,313
2,600,000	[3,4]	R.H. Donnelly Corp, Sr. Disc. Note, Series A-2, 6.875%, 1/15/2013	256,750
5,700,000	[3,4]	R.H. Donnelly Corp, Sr. Note, 8.875%, 10/15/2017	562,875
2,700,000	[3,4]	R.H. Donnelly Corp, Sr. Note, Series A-3, 8.875%, 1/15/2016	266,625
7,058,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	7,481,480
7,225,000	[3,4]	Readers Digest Association, Inc., Company Guarantee, 9.00%, 2/15/2017	117,406
8,975,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	9,120,844
4,973,062	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	4,382,511
  Annual Shareholder Report

Principal Amount or Shares			Value
$725,000	[1,2]	Univision Television Group, Inc., Sr. Secd. Note, 12.00%, 7/1/2014	802,031
4,650,000	[1]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	395,250
4,925,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, 13.00%, 8/1/2013	5,374,406
1,075,000	[1,2]	XM Satellite Radio, Inc., Sr. Secd. Note, 11.25%, 6/15/2013	1,161,000
		TOTAL	150,995,908
		Metals & Mining – 1.0%
1,825,000	[3,4]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	14,089
2,325,000	[3,4]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	17,438
4,650,000		Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017	5,098,730
1,775,000		Teck Cominco Ltd., Sr. Secd. Note, 10.75%, 5/15/2019	2,130,000
6,225,000		Teck Resources Ltd., Sr. Secd. Note, 10.25%, 5/15/2016	7,283,250
1,450,000		Teck Resources Ltd., Sr. Secd. Note, 9.75%, 5/15/2014	1,680,187
		TOTAL	16,223,694
		Packaging – 2.7%
3,925,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	3,895,562
6,075,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	5,938,312
7,125,000		Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015	7,410,000
2,075,000	[1,2]	Crown Americas LLC, Sr. Unsecd. Note, 7.625%, 5/15/2017	2,163,188
3,650,000	[1,2]	Graham Packaging Co., Sr. Note, Series 144A, 8.25%, 1/1/2017	3,622,625
3,850,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	3,946,250
1,325,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 7.375%, 5/15/2016	1,374,688
6,300,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	6,504,750
7,425,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2016	7,629,187
1,025,000	[1,2]	Sealed Air Corp., Sr. Note, 7.875%, 6/15/2017	1,093,333
		TOTAL	43,577,895
		Paper – 3.0%
5,350,000	[1,2]	Boise Cascade Corp., Sr. Note, Series 144A, 9.00%, 11/1/2017	5,570,688
1,450,000	[1,2]	Cascades, Inc., Sr. Note, 7.875%, 1/15/2020	1,479,000
1,000,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	1,121,250
10,900,000	[1,2]	Georgia-Pacific Corp., Company Guarantee, 8.25%, 5/1/2016	11,608,500
375,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	399,375
9,525,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	9,882,187
3,250,000		NewPage Corp., Sr. Secd. Note, 10.00%, 5/1/2012	2,340,000
2,050,000	[1,2]	NewPage Corp., Sr. Secd. Note, Series 144A, 11.375%, 12/31/2014	2,080,750
4,625,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	2,364,531
5,725,000		Rock-Tenn Co., 9.25%, 3/15/2016	6,247,406
4,300,000	[1,2]	Sappi Paper Holding AG, Sr. Secd. Note, 12.00%, 8/1/2014	4,759,924
		TOTAL	47,853,611
		Restaurants – 1.0%
4,575,000		Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014	4,769,438
6,700,000		NPC International, Inc., 9.50%, 5/1/2014	6,666,500
5,100,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 2.754%, 3/15/2014	4,226,625
		TOTAL	15,662,563
		Retailers – 4.6%
6,145,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	7,128,200
8,625,000		General Nutrition Center, Company Guarantee, 5.178%, 3/15/2014	8,085,937
6,025,000	[1,2]	Limited Brands, Inc., Sr. Note, Series 144A, 8.50%, 6/15/2019	6,582,312
650,000		Macy's Retail Holdings, Inc., 6.90%, 1/15/2032	568,750
1,525,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.65%, 7/15/2024	1,395,375
  Annual Shareholder Report

Principal Amount or Shares			Value
$1,350,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 4/1/2029	1,194,750
1,125,000		Macy's Retail Holdings, Inc., Company Guarantee, 7.00%, 2/15/2028	995,625
3,575,000		NBC Acquisition Corp., Sr. Disc. Note, 11.00%, 3/15/2013	2,216,500
3,400,000	[1,2]	Nebraska Book Co., Inc., Sr. Secd. Note, Series 144A, 10.00%, 12/1/2011	3,459,500
9,300,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	8,044,500
1,575,000		Penney (J.C.) Co., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	1,571,063
9,225,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	9,963,000
3,175,000		The Yankee Candle Co., Inc., Sr. Note, 8.50%, 2/15/2015	3,167,063
8,475,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	8,390,250
8,500,000	[1,2]	Toys 'R' Us, Inc., Sr. Unsecd. Note, Series 144A, 10.75%, 7/15/2017	9,350,000
2,750,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	2,674,375
		TOTAL	74,787,200
		Services – 2.2%
6,275,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	6,016,156
500,000	[1,2]	Geo Group, Inc., 7.75%, 10/15/2017	514,375
8,375,000		KAR Holdings, Inc., 10.00%, 5/1/2015	9,003,125
325,000		KAR Holdings, Inc., Company Guarantee, 8.75%, 5/1/2014	336,781
8,175,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	8,583,750
11,525,000		West Corp., Sr. Note, 9.50%, 10/15/2014	11,755,500
		TOTAL	36,209,687
		Supermarkets – 0.2%
3,000,000		SUPERVALU, Inc., Sr. Unsecd. Note, 8.00%, 5/1/2016	3,060,000
		Technology – 6.0%
5,125,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	4,862,344
3,225,000	[1,2]	Advanced Micro Devices, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 12/15/2017	3,229,031
7,840,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	8,006,600
5,750,000		First Data Corp., Company Guarantee, 9.875%, 9/24/2015	5,390,625
4,459,831		Freescale Semiconductor, Inc., Company Guarantee, 9.125%, 12/15/2014	3,963,675
4,925,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	4,543,312
5,975,000	[1,2]	GXS Worldwide Inc., Sr. Secd. Note, Series 144A, 9.75%, 6/15/2015	5,900,312
1,825,000	[1,2]	JDA Software Group, Inc., Sr. Note, 8.00%, 12/15/2014	1,870,625
1,525,000	[1,2]	Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015	1,179,969
5,400,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	5,217,750
5,950,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	6,336,750
6,450,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	6,272,625
1,268,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 5.789%, 4/1/2012	1,147,540
6,250,000	[1,2]	Stream Global Services, Inc., Sr. Secd. Note, Series 144A, 11.25%, 10/1/2014	6,351,563
5,275,000		SunGard Data Systems, Inc., Company Guarantee, 10.625%, 5/15/2015	5,835,469
3,700,000		SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013	3,811,000
8,450,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	9,041,500
6,425,000	[1,2]	Terremark Worldwide, Inc., Sr. Unsecd. Note, 12.00%, 6/15/2017	7,131,750
2,375,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	2,470,000
3,675,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 12.00%, 1/15/2015	3,955,219
		TOTAL	96,517,659
		Textile – 0.3%
675,000		Hanesbrands, Inc., 8.00%, 12/15/2016	691,031
4,375,000		Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013	4,484,375
		TOTAL	5,175,406
  Annual Shareholder Report

Principal Amount or Shares			Value
		Tobacco – 0.4%
$2,600,000	[1,2]	Alliance One International, Inc., Sr. Unsecd. Note, Series 144A, 10.00%, 7/15/2016	2,743,000
3,325,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	3,609,703
		TOTAL	6,352,703
		Transportation – 1.5%
5,800,000	[1,2]	CEVA Group PLC, Sr. Note, 10.00%, 9/1/2014	5,539,000
600,000	[1,2]	CEVA Group PLC, Sr. Secd. Note, Series 144A, 11.625%, 10/1/2016	618,750
4,125,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	4,238,437
4,800,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	5,148,000
2,900,000		Kansas City Southern Railway Company, 13.00%, 12/15/2013	3,378,500
1,550,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	1,613,938
1,425,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	1,264,688
2,225,000		Stena AB, Sr. Note, 7.50%, 11/1/2013	2,152,687
		TOTAL	23,954,000
		Utility — Electric – 2.8%
6,975,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	6,085,687
7,875,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	6,733,125
1,200,000		Edison Mission Energy, Sr. Unsecd. Note, 7.00%, 5/15/2017	954,000
725,000		Energy Future Holdings Corp., Company Guarantee, Series WI, 10.875%, 11/1/2017	596,313
1,496,201	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	1,421,381
5,600,000		NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014	5,684,000
1,225,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	1,231,125
5,475,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	5,495,531
5,100,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	4,994,353
12,875,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI, 10.25%, 11/1/2015	10,493,125
2,175,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI-B, 10.25%, 11/1/2015	1,772,625
		TOTAL	45,461,265
		Utility — Natural Gas – 3.1%
4,575,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	4,597,875
6,300,000		AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015	6,331,500
1,300,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	1,230,363
1,775,000		El Paso Corp., Sr. Note, 8.05%, 10/15/2030	1,683,039
6,975,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	6,696,000
2,450,000		Inergy LP, Company Guarantee, 8.25%, 3/1/2016	2,499,000
2,100,000		Inergy LP, Company Guarantee, 8.75%, 3/1/2015	2,168,250
5,675,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	5,632,437
7,725,000		MarkWest Energy Partners LP, Sr. Note, Series B, 8.75%, 4/15/2018	7,995,375
6,182,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	6,429,280
1,125,000	[1,2]	Regency Energy Partners LP, Sr. Unsecd. Note, 9.375%, 6/1/2016	1,203,750
2,975,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	2,885,750
		TOTAL	49,352,619
		Wireless Communications – 4.9%
2,742,000		Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013	2,879,100
1,050,000		Crown Castle International Corp., 9.00%, 1/15/2015	1,123,500
975,000	[1,2]	Crown Castle International Corp., Sr. Secd. Note, 7.75%, 5/1/2017	1,043,250
4,350,000	[1,2]	Digicel Ltd., Sr. Note, 12.00%, 4/1/2014	4,850,250
8,225,000	[1,2]	Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	8,019,375
2,540,299	[1,2]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	2,514,896
3,125,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	3,062,500
9,575,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	9,742,562
  Annual Shareholder Report

Principal Amount or Shares			Value
$2,575,000		MetroPCS Wireless, Inc., Sr. Unsecd. Note, 9.25%, 11/1/2014	2,620,063
9,250,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	9,041,875
19,775,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	18,291,875
1,775,000		Sprint Nextel Corp., Sr. Unsecd. Note, 8.375%, 8/15/2017	1,819,375
7,325,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	6,720,687
1,025,000	[1,2]	SBA Communications, Corp., 8.00%, 8/15/2016	1,076,250
1,125,000	[1,2]	SBA Communications, Corp., 8.25%, 8/15/2019	1,198,125
4,875,000	[1,2]	Wind Acquisition Finance SA, Sr. Note, 11.75%, 7/15/2017	5,350,313
		TOTAL	79,353,996
		Wireline Communications – 0.7%
7,475,000		Qwest Corp., Note, 8.875%, 3/15/2012	8,073,000
450,000		Qwest Corp., Sr. Unsecd. Note, 8.375%, 5/1/2016	484,875
2,025,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	2,087,178
		TOTAL	10,645,053
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,524,044,967)	1,580,528,899
		COMMON STOCKS – 0.1%
		Building Materials – 0.1%
56,063	[3]	Nortek Holdings, Inc.	1,962,205
		Consumer Products – 0.0%
1,003	[1,3,5]	Sleepmaster LLC	10
		Media — Non-Cable – 0.0%
4,104	3.5	SUPERMEDIA, Inc.	171,681
		Metals & Mining – 0.0%
57,533	[1,3,5]	Royal Oak Mines, Inc.	1,293
		Other – 0.0%
171	[1,3,5]	CVC Claims Litigation LLC	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $8,365,320)	2,135,189
		PREFERRED STOCK – 0.2%
		Finance — Commercial – 0.2%
4,843	[1,2]	General Motors Acceptance Corp. Inc., Pfd., Series 144A, 7.00% (IDENTIFIED COST $1,470,039)	3,192,445
		WARRANT – 0.0%
		Media — Non-Cable – 0.0%
1,800	[3]	Sirius XM Radio Inc., Warrants (IDENTIFIED COST $363,600)	1,116
		MUTUAL FUND – 0.3%
4,816,664	[6,7]	Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	4,816,664
		TOTAL INVESTMENTS — 98.8% (IDENTIFIED COST $1,539,060,590)[8]	1,590,674,313
		OTHER ASSETS AND LIABILITIES - NET — 1.2%[9]	18,530,633
		TOTAL NET ASSETS — 100.0%	$1,609,204,946
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2009, these restricted securities amounted to $456,316,023, which represented 28.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2009, these liquid restricted securities amounted to $449,152,377, which represented 27.9% of total net assets.
3	Non-income producing security.
4	Issuer in default.
  Annual Shareholder Report

5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated company.
7	7-Day net yield.
8	The cost of investments for federal tax purposes amounts to $1,533,448,277.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at December 31, 2009.
    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    The following is a summary of the inputs used, as of December 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$1,580,528,899	$ —	$1,580,528,899
Equity Securities:
Domestic	—	5,154,650	171,691	5,326,341
International	—	—	1,293	1,293
Warrant	—	1,116	—	1,116
Mutual Fund	4,816,664	—	—	4,816,664
TOTAL SECURITIES	$4,816,664	$1,585,684,665	$172,984	$1,590,674,313
    Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Corporate Bond Securities	Investments in Equity- Domestic Securities	Investments in Equity International Securities
Balance as of January 1, 2009	$16,361,842	$2,112,210	$1,128
Change in unrealized appreciation (depreciation)	4,926,182	(4,568,103)	165
Net purchases (sales)	(170,905)	4,739,784	—
Realized gain (loss)	(4,915,561)	—	—
Transfer in and/or out of Level 3	(16,201,558)	(2,112,200)	—
Balance as of December 31, 2009	$ —	$171,691	$1,293
The total change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2009.	$(16,293)	$(4,568,103)	$165
    The following acronym is used throughout this portfolio:
    PIK — Payment in Kind
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report

  Statement of Assets and Liabilities - High Yield Bond Portfolio

  December 31, 2009

Assets:
Total investments in securities, at value including $4,816,664 of investments in an affiliated issuer (Note 5) (identified cost $1,539,060,590)		$1,590,674,313
Income receivable		29,633,173
Receivable for investments sold		4,958,125
Receivable for shares sold		124,000
TOTAL ASSETS		1,625,389,611
Liabilities:
Payable for investments purchased	$4,739,785
Bank overdraft denominated in foreign currencies (identified cost $12)	12
Income distribution payable	11,384,153
Payable for Directors'/Trustees' fees	1,912
Accrued expenses	58,803
TOTAL LIABILITIES		16,184,665
Net assets for 256,538,730 shares outstanding		$1,609,204,946
Net Assets Consist of:
Paid-in capital		$1,706,119,484
Net unrealized appreciation of investments		51,613,723
Accumulated net realized loss on investments, swap contracts and foreign currency transactions		(150,948,879)
Undistributed net investment income		2,420,618
TOTAL NET ASSETS		$1,609,204,946
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,609,204,946 ÷ 256,538,730 shares outstanding, no par value, unlimited shares authorized		$6.27
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report

  Statement of Operations - High Yield Bond Portfolio

  Year Ended December 31, 2009

Investment Income:
Interest			$133,529,756
Dividends (including $100,694 received from affiliated issuer (Note 5))			556,990
TOTAL INCOME			134,086,746
Expenses:
Administrative personnel and services fee (Note 5)		$ 944,972
Custodian fees		46,118
Transfer and dividend disbursing agent fees and expenses		14,593
Directors'/Trustees' fees		11,196
Auditing fees		26,000
Legal fees		17,439
Portfolio accounting fees		157,130
Insurance premiums		7,170
Miscellaneous		3,770
TOTAL EXPENSES		1,228,388
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(944,972)
Reimbursement of other operating expenses	(283,416)
TOTAL WAIVER AND REIMBURSEMENT		(1,228,388)
Net expenses			—
Net investment income			134,086,746
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(16,185,689)
Net change in unrealized depreciation of investments			377,667,987
Net realized and unrealized gain on investments			361,482,298
Change in net assets resulting from operations			$495,569,044
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report

  Statement of Changes in Net Assets - High Yield Bond Portfolio

Year Ended December 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$134,086,746	$88,479,974
Net realized loss on investments	(16,185,689)	(3,086,487)
Net change in unrealized appreciation/depreciation of investments	377,667,987	(303,656,410)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	495,569,044	(218,262,923)
Distributions to Shareholders:
Distributions from net investment income	(122,632,945)	(87,630,229)
Share Transactions:
Proceeds from sale of shares	452,138,094	398,427,700
Net asset value of shares issued to shareholders in payment of distributions declared	6,803,050	55,974,153
Cost of shares redeemed	(109,993,912)	(104,506,238)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	348,947,232	349,895,615
Change in net assets	721,883,331	44,002,463
Net Assets:
Beginning of period	887,321,615	843,319,152
End of period (including undistributed net investment income of $2,420,618 and $51,230, respectively)	$1,609,204,946	$887,321,615
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report

  Notes to Financial Statements - High Yield Bond Portfolio

  December 31, 2009

  1. ORGANIZATION

  Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of High Yield Bond Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.

  The Fund's portfolio consists primarily of lower-rated, corporate-debt obligations. These lower-rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, Shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are accredited investors within the meaning of Regulation D of the Securities Act of 1933.

  2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Shares of other mutual funds are valued based upon their reported NAVs.
    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
  Annual Shareholder Report

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Repurchase Agreements

  It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

  With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

  The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

  Investment Income, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

  Premium and Discount Amortization

  All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Restricted Securities

  The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

  Annual Shareholder Report

  Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at December 31, 2009, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	3/21/2005 — 2/15/2008	$3,367,388	$1,391,655
Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	2/6/2004	$900,000	$617,625
CVC Claims Litigation LLC	3/26/1997 — 5/20/1998	$1,676,091	$0
Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	1/18/2007 — 5/12/2008	$4,175,594	$4,739,250
Hard Rock Park Operations LLC, Sr. Secd. Note, 1.00%, 4/1/2012	3/23/2006 — 1/2/2008	$2,334,293	$0
Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	11/5/2004 — 1/3/2008	$2,985,688	$18,563
Royal Oaks Mines, Inc.	7/31/1998 — 2/24/1999	$6,392	$1,293
Sleepmaster LLC	12/23/2004	$0	$10
WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	11/30/2004 — 4/11/2008	$4,561,563	$395,250

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  3. SHARES OF BENEFICIAL INTEREST

  The following table summarizes share activity:

Year Ended December 31	2009	2008
Shares sold	81,350,055	75,278,074
Shares issued to shareholders in payment of distributions declared	1,216,598	9,011,464
Shares redeemed	(20,202,869)	(17,677,022)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	62,363,784	66,612,516

  4. FEDERAL TAX INFORMATION

  The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for expiration of capital loss carryforwards, defaulted securities and discount accretion/premium amortization on debt securities.

  For the year ended December 31, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid in Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(39,627,337)	$(9,084,413)	$48,711,750

  Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

  The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2009 and 2008, was as follows:

	2009	2008
Ordinary income	$122,632,945	$87,630,229

  As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$2,544,526
Net unrealized appreciation	$57,226,036
Capital loss carryforwards and deferrals	$(156,685,100)

  The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for partnerships adjustments, defaulted bond interest and discount accretion/premium amortization on debt securities.

  At December 31, 2009, the cost of investments for federal tax purposes was $1,533,448,277. The net unrealized appreciation of investments for federal tax purposes was $57,226,036. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $146,288,076 and net unrealized depreciation from investments for those securities having an excess of cost over value of $89,062,040.

  Annual Shareholder Report

  At December 31, 2009, the Fund had a capital loss carryforward of $154,679,396 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:
Expiration Year	Expiration Amount
2010	$88,455,746
2011	$45,645,596
2016	$1,695,355
2017	$18,882,699

  Capital loss carryforwards of $39,627,336 expired during the year ended December 31, 2009.

  Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2009, for federal income tax purposes, post October losses of $2,005,704 were deferred to January 1, 2010.

  5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  Investment Adviser Fee

  Federated Investment Management Company is the Fund's investment adviser (the “Adviser”), subject to the direction of the Trustees. The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the year ended December 31, 2009, the Adviser voluntarily reimbursed $283,416 of other operating expenses.

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended December 31, 2009, FAS waived its entire fee of $944,972.

  General

  Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

  Transactions with Affiliated Companies

  Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated company during the year ended December 31, 2009 were as follows:

Affiliate	Balance of Shares Held 12/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 12/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	13,169,631	447,181,412	455,534,379	4,816,664	$4,816,664	$100,694

  6. Investment TRANSACTIONS

  Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended December 31, 2009, were as follows:

Purchases	$590,703,147
Sales	$237,260,248
  Annual Shareholder Report

  7. LINE OF CREDIT

  The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2009, there were no outstanding loans. During the year ended December 31, 2009, the Fund did not utilize the LOC.

  8. INTERFUND LENDING

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2009, there were no outstanding loans. During the year ended December 31, 2009, the program was not utilized.

  9. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”) and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

  10. Subsequent events

  Management has evaluated subsequent events through February 22, 2010, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

  Annual Shareholder Report

  Report of Independent Registered Public Accounting Firm

  TO THE BOARD OF Trustees of Federated Core trust AND SHAREHOLDERS OF High Yield Bond Portfolio:

  We have audited the accompanying statement of assets and liabilities of High Yield Bond Portfolio (the “Fund”) (one of the portfolios constituting Federated Core Trust), including the portfolio of investments, as of December 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of High Yield Bond Portfolio, a portfolio of Federated Core Trust, at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

  Boston, Massachusetts
  February 22, 2010

  Annual Shareholder Report

  Board of Trustees and Trust Officers

  The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised eight portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

  Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 2005	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: October 2005	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

  INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: October 2005	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 2005	Principal Occupation: Director or Trustee of the Federated Fund Complex.
  Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: October 2005	Principal Occupation: Director or Trustee of the Federated Fund Complex.
  Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
  Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: October 2005	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex.
  Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: October 2005	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
  Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
  Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: October 2005	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
  Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

  OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 2005	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 2005	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: October 2005	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: September 2006	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: October 2005	Principal Occupations: Joseph M. Balestrino is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

  Evaluation and Approval of Advisory Contract - May 2009

  Federated High Yield Strategy Portfolio (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

  The Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

  As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance,and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

  Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

  Annual Shareholder Report

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

  The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

  Annual Shareholder Report

  Voting Proxies on Fund Portfolio Securities

  A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's Web site at www.sec.gov.

  Quarterly Portfolio Schedule

  Each Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

  This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

  Federated High Yield Strategy Portfolio
  Federated Investors Funds
  4000 Ericsson Drive
  Warrendale, PA 15086-7561

  Contact us at FederatedInvestors.com
  or call 1-800-341-7400.

  Federated Securities Corp., Distributor

  Cusip 31421P209

  40004 (2/10)

  Federated is a registered mark of Federated Investors, Inc.
  2010 Federated Investors, Inc.

  Federated Mortgage Strategy Portfolio

  A Portfolio of Federated Managed Pool Series

  ANNUAL SHAREHOLDER REPORT

  December 31, 2009

  FINANCIAL HIGHLIGHTS
  SHAREHOLDER EXPENSE EXAMPLE
  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  PORTFOLIO OF INVESTMENTS SUMMARY TABLE
  PORTFOLIO OF INVESTMENTS
  STATEMENT OF ASSETS AND LIABILITIES
  STATEMENT OF OPERATIONS
  STATEMENT OF CHANGES IN NET ASSETS
  NOTES TO FINANCIAL STATEMENTS
  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  BOARD OF TRUSTEES AND TRUST OFFICERS
  EVALUATION AND APPROVAL OF ADVISORY CONTRACT
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES
  QUARTERLY PORTFOLIO SCHEDULE

  Financial Highlights

  (For a Share Outstanding Throughout Each Period)

	Year Ended December 31,		Period Ended 12/31/2007[1]
	2009	2008
Net Asset Value, Beginning of Period	$10.00	$10.05	$10.00
Income From Investment Operations:
Net investment income	0.53	0.55	0.02
Net realized and unrealized gain (loss) on investments	0.18	(0.05)	0.05
TOTAL FROM INVESTMENT OPERATIONS	0.71	0.50	0.07
Less Distributions:
Distributions from net investment income	(0.53)	(0.55)	(0.02)
Distributions from net realized gain on investments	(0.02)	—	—
TOTAL DISTRIBUTIONS	(0.55)	(0.55)	(0.02)
Net Asset Value, End of Period	$10.16	$10.00	$10.05
Total Return[2]	7.22%	5.17%	0.68%
Ratios to Average Net Assets:
Net expenses	0.00%	0.00%	0.00%[3]
Net investment income	5.27%	5.56%	4.32%[3]
Expense waiver/reimbursement[4]	2.96%	3.03%	394.30%[3,5]
Supplemental Data:
Net assets, end of period (000 omitted)	$8,291	$10,079	$580
Portfolio turnover	133%	121%	0%
1	Reflects operations for the period from December 20, 2007 (date of initial public investment) to December 31, 2007.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Additional information relating to contractual expense waivers, which has no effect on net expense, net investment income and net assets previously reported, has been provided to conform to the current year presentation.

  Annual Shareholder Report

  1

  Shareholder Expense Example (unaudited)

  As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

  ACTUAL EXPENSES

  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/2009	Ending Account Value 12/31/2009	Expenses Paid During Period[1]
Actual	$1,000	$1,033.50	$0.00
Hypothetical (assuming a 5% returnbefore expenses)	$1,000	$1,025.21	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
  Annual Shareholder Report
  2

  Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

  Management's Discussion of Fund Performance (Unaudited)

  The Fund's total return, based on net asset value, for the 12-month reporting period ended December 31, 2009, was 7.22%. The Barclays Capital Mortgage-Backed Securities Index1 (Index), a performance benchmark for the Fund, returned 5.89%. The Fund's total return reflected actual cash flows, transaction costs and other expenses which are not reflected in the total return of the Index.

  Sector allocation and security selection were the most significant factors affecting Fund performance relative to the unmanaged Index.

  MARKET OVERVIEW

  During the 12-month reporting period, demand for Treasuries declined as investors were lured by higher yielding agency debt and agency-issued mortgage-backed securities (MBS) as well as non-agency MBS. Longer maturity Treasuries posted the largest yield increases while shorter maturities rose to a lesser extent. Specifically, the two-year and ten-year Treasury yields increased 37 and 162 basis points to 1.14% and 3.84%, respectively.

  The U.S. government played an unprecedented role in financial markets. Policy makers utilized massive programs intended to increase market liquidity and function, as well as reduce mortgage rates, in an effort to aid the housing market. A number of lending facilities aided the function of various asset classes including commercial paper, commercial MBS, non-agency MBS, asset-backed securities (ABS), credit cards, auto loans and others.

  The Federal Reserve also utilized quantitative easing via asset purchase programs. The largest initiative was the agency MBS purchase program which committed to buy $1.25 trillion agency-issued MBS. Plans to acquire $300 billion of Treasuries and $200 billion of agency debt were executed as well. Not surprisingly, the overwhelming size of these undertakings propelled the agency debt and agency MBS sectors to strong gains relative to Treasuries.

  Virtually all securitized asset classes — agency and non-agency MBS, ABS and commercial MBS — posted strong performance relative to Treasury securities.

  Sector Allocation

  The Fund maintained exposure to both the agency and non-agency MBS markets. Within the agency allocation, conventional mortgages issued by Fannie Mae and Freddie Mac were overweighted relative to Ginnie Mae MBS. Because Ginnie Maes underperformed their conventional brethren on a total rate of return basis, agency sector allocation proved beneficial. Additionally, the Fund benefited from exposure to non-agency MBS, which posted strong price gains despite the rise in market interest rates. Sector allocation decisions aided performance during the reporting period.

  Security Selection

  A preference for higher coupon pass-throughs relative to lower coupons, such as 4% and 4.5% securities, aided performance as higher coupons posted stronger total rates of return compared to lower cohorts.

  Additionally, the Fund utilized dollar-roll transactions in order to increase Fund income and potential return. A portion of the dollar-roll proceeds were invested in monthly adjustable agency floaters. Agency floaters rebounded from historically wide yield spreads and posted price gains despite the rise in market interest rates, positively impacting performance.

1	The Barclays Capital Mortgage-Backed Securities Index is an unmanaged index composed of all fixed-securities mortgage pools by Government National Mortgage Association (GNMA), Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, including GNMA Graduated Payment Mortgages. The index is unmanaged and, unlike the Fund, is not affected by cash flows. Investments cannot be made in an index.
  Annual Shareholder Report
  3

  GROWTH OF A $10,000 INVESTMENT IN FEDERATED MORTGAGE STRATEGY PORTFOLIO

  The graph below illustrates the hypothetical investment of $10,0001 in Federated Mortgage Strategy Portfolio (the “Fund”) from December 20, 2007 (start of performance) to December 31, 2009, compared to the Barclays Capital Mortgage-Backed Securities Index (BCMSI).2

Average Annual Total Returns for the Period Ended 12/31/2009
1 Year	7.22%
Start of Performance (12/20/2007)	6.44%

  Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	Represents a hypothetical investment of $10,000. The Fund's performance assumes the reinvestment of all dividends and distributions. The BCMSI has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BCMSI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
  Annual Shareholder Report
  4

  Portfolio of Investments Summary Table (unaudited)

  At December 31, 2009, the Fund's portfolio composition1 was as follows:

Type of Investment	Percentage of Total Net Assets[2]
U.S. Government Agency Mortgage-Backed Securities	103.0%
Non-Agency Mortgage-Backed Securities	2.6%
Cash Equivalents[3]	4.9%
Repurchase Agreements — Collateral[4]	0.1%
Other Assets and Liabilities — Net[5]	(10.6)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Includes repurchase agreements purchased with proceeds received in dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Annual Shareholder Report
  5

  Portfolio of Investments

  December 31, 2009

Shares			Value
		MUTUAL FUNDS – 100.9%;1
828,065		Federated Mortgage Core Portfolio	$8,322,057
45,118	[2]	Government Obligations Fund, Institutional Shares, 0.04%	45,118
		TOTAL INVESTMENTS — 100.9% (IDENTIFIED COST $8,227,468)[3]	8,367,175
		OTHER ASSETS AND LIABILITIES - NET — (0.9)%[4]	(75,681)
		TOTAL NET ASSETS — 100%	$8,291,494
1	Affiliated companies.
2	7-Day net yield.
3	The cost of investments for federal tax purposes amounts to $8,260,881.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at December 31, 2009.
    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    As of December 31, 2009, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  6

  Statement of Assets and Liabilities

  December 31, 2009

Assets:
Total investments in affiliated issuers, at value (Note 5) (identified cost $8,227,468)		$8,367,175
Liabilities:
Income distribution payable	$32,692
Payable for transfer and dividend disbursing agent fees and expenses	4,860
Payable for auditing fees	23,469
Payable for legal fees	2,074
Payable for portfolio accounting fees	10,452
Accrued expenses	2,134
TOTAL LIABILITIES		75,681
Net assets for 815,937 shares outstanding		$8,291,494
Net Assets Consist of:
Paid-in capital		$8,183,487
Net unrealized appreciation of investments		139,707
Accumulated net realized loss on investments		(31,875)
Undistributed net investment income		175
TOTAL NET ASSETS		$8,291,494
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$8,291,494 ÷ 815,937 shares outstanding, no par value, unlimited shares authorized		$10.16
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  7

  Statement of Operations

  Year Ended December 31, 2009

Investment Income:
Dividends received from affiliated issuers (Note 5)			$491,806
Expenses:
Administrative personnel and services fee (Note 5)		$150,000
Custodian fees		6,510
Transfer and dividend disbursing agent fees and expenses		18,369
Directors'/Trustees' fees		1,405
Auditing fees		23,500
Legal fees		4,955
Portfolio accounting fees		42,117
Share registration costs		20,088
Insurance premiums		4,033
Miscellaneous		4,725
TOTAL EXPENSES		275,702
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(24,905)
Reimbursement of other operating expenses	(250,797)
TOTAL WAIVER AND REIMBURSEMENT		(275,702)
Net expenses			—
Net investment income			491,806
Realized and Unrealized Gain on Investments:
Net realized gain on investments in affiliated issuers (Note 5)			76,321
Net change in unrealized appreciation of investments			36,365
Net realized and unrealized gain on investments			112,686
Change in net assets resulting from operations			$604,492
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  8

  Statement of Changes in Net Assets

Year Ended December 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$491,806	$488,688
Net realized gain (loss) on investments	76,321	(94,582)
Net change in unrealized appreciation/depreciation of investments	36,365	100,453
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	604,492	494,559
Distributions to Shareholders:
Distributions from net investment income	(491,662)	(488,840)
Distributions from net realized gain on investments	(13,614)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(505,276)	(488,840)
Share Transactions:
Proceeds from sale of shares	11,866,980	20,624,449
Net asset value of shares issued to shareholders in payment of distributions declared	97	133
Cost of shares redeemed	(13,754,086)	(11,130,726)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,887,009)	9,493,856
Change in net assets	(1,787,793)	9,499,575
Net Assets:
Beginning of period	10,079,287	579,712
End of period (including undistributed net investment income of $175 and $31, respectively)	$8,291,494	$10,079,287
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  9

  Notes to Financial Statements

  December 31, 2009

  1. ORGANIZATION

  Federated Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Mortgage Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return.

  2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Shares of other mutual funds are valued based upon their reported NAVs.
    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Repurchase Agreements

  It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

  Annual Shareholder Report
  10

  With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

  The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

  Investment Income, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

  Premium and Discount Amortization/Paydown Gains and Losses

  All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2009, tax years 2007 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  3. SHARES OF BENEFICIAL INTEREST

  The following table summarizes share activity:

Year Ended December 31	2009	2008
Shares sold	1,170,174	2,059,963
Shares issued to shareholders in payment of distributions declared	9	13
Shares redeemed	(1,362,259)	(1,109,640)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(192,076)	950,336

  4. FEDERAL TAX INFORMATION

  The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2009 and 2008, was as follows:

	2009	2008
Ordinary income	$491,662	$488,840
Long-term capital gains	$13,614	—

  As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$175
Undistributed long-term capital gain	$1,538
Net unrealized appreciation	$106,294

  The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.

  Annual Shareholder Report
  11

  At December 31, 2009, the cost of investments for federal tax purposes was $8,260,881. The net unrealized appreciation of investments for federal tax purposes was $106,294. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $106,294.

  The Fund used capital loss carryforwards of $49,239 to offset taxable capital gains realized during the year ended December 31, 2009.

  5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  Investment Adviser Fee

  Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The Adviser provides investment adviser services at no fee, because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. For the year ended December 31, 2009, the Adviser reimbursed $250,797 of other operating expenses.

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended December 31, 2009, FAS waived $24,905 of its fee. The net fee paid to FAS was 1.34% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above. For the year ended December 31, 2009, the Adviser reimbursed the Fund for any fee paid to FAS.

  General

  Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

  Transactions with Affiliated Companies

  Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated companies during the year ended December 31, 2009 were as follows:

Affiliates	Balance of Shares Held 12/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 12/31/2009	Value	Dividend Income
Federated Mortgage Core Portfolio	1,021,505	1,235,377	1,428,817	828,065	$8,322,057	$491,685
Government Obligations Fund, Institutional Shares	49,879	4,864,148	4,868,909	45,118	45,118	121
TOTAL OF AFFILIATED TRANSACTIONS	1,071,384	6,099,525	6,297,726	873,183	$8,367,175	$491,806

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in the Federated Mortgage Core Portfolio (Mortgage Core), a portfolio of Federated Core Trust (Core Trust), which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Mortgage Core is to provide total return. Federated receives no advisory or administrative fees from Mortgage Core. Income distributions from Mortgage Core are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of Mortgage Core, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of Mortgage Core. The financial statements of Mortgage Core are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of the Portfolio in which the Fund invested 100.4% of its net assets at December 31, 2009. The financial statements of Mortgage Core should be read in conjunction with the Fund's financial statements. The valuation of securities held by Mortgage Core is discussed in the notes to its financial statements.

  6. Investment TRANSACTIONS

  Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2009, were as follows:

Purchases	$12,395,058
Sales	$14,279,000
  Annual Shareholder Report
  12

  7. LINE OF CREDIT

  The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2009, there were no outstanding loans. During the year ended December 31, 2009, the Fund did not utilize the LOC.

  8. INTERFUND LENDING

  Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2009, there were no outstanding loans. During the year ended December 31, 2009, the program was not utilized.

  9. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”) and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

  10. Subsequent events

  Management has evaluated subsequent events through February 22, 2010, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

  11. FEDERAL TAX INFORMATION (UNAUDITED)

  For the year ended December 31, 2009, the amount of long-term capital gains designated by the Fund was $13,614.

  Annual Shareholder Report
  13

  Report of Independent Registered Public Accounting Firm

  TO THE BOARD OF Trustees of Federated Managed Pool Series AND SHAREHOLDERS OF Federated Mortgage Strategy Portfolio:

  We have audited the accompanying statement of assets and liabilities of Federated Mortgage Strategy Portfolio (the “Fund”) (one of the portfolios constituting Federated Managed Pool Series), including the portfolio of investments, as of December 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Mortgage Strategy Portfolio, a portfolio of Federated Managed Pool Series, at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

  Boston, Massachusetts

  February 22, 2010

  Annual Shareholder Report
  14

  Financial Highlights - Federated Mortgage Core Portfolio

  (For a Share Outstanding Throughout Each Period)

Year Ended December 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.89	$9.93	$9.88	$9.91	$10.18
Income From Investment Operations:
Net investment income	0.53	0.55	0.57	0.56	0.50
Net realized and unrealized gain (loss) on investments and futures contracts	0.16	(0.04)	0.05	(0.03)	(0.25)
TOTAL FROM INVESTMENT OPERATIONS	0.69	0.51	0.62	0.53	0.25
Less Distributions:
Distributions from net investment income	(0.53)	(0.55)	(0.57)	(0.56)	(0.52)
Net Asset Value, End of Period	$10.05	$9.89	$9.93	$9.88	$9.91
Total Return[1]	7.09%	5.28%	6.48%	5.49%	2.48%
Ratios to Average Net Assets:
Net expenses	0.00%	0.00%[2]	0.02%	0.03%	0.03%
Net investment income	4.86%	5.22%	5.66%	5.55%	4.96%
Expense waiver/reimbursement[3]	0.10%	0.10%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,034,884	$1,918,613	$1,879,760	$1,230,612	$949,405
Portfolio turnover	156%	186%	285%	335%	204%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	50%	43%	55%	109%	111%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2	Represents less than 0.01%.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

  Annual Shareholder Report

  15

  Shareholder Expense Example (unaudited) - Federated Mortgage Core Portfolio

  As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

  ACTUAL EXPENSES

  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/2009	Ending Account Value 12/31/2009	Expenses Paid During Period[1]
Actual	$1,000	$1,032.00	$0.00
Hypothetical (assuming a 5% returnbefore expenses)	$1,000	$1,025.21	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
  Annual Shareholder Report
  16

  Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  Management's Discussion of Fund Performance (unaudited) - Federated Mortgage Core Portfolio

  The Fund's total return, based on net asset value, for the 12-month reporting period ended December 31, 2009, was 7.09%. The Barclays Capital Mortgage-Backed Securities Index1 (Index), a performance benchmark for the Fund, returned 5.89%. The Fund's total return reflected actual cash flows, transaction costs and other expenses which are not reflected in the total return of the Index.

  Sector allocation and security selection were the most significant factors affecting Fund performance relative to the unmanaged Index.

  MARKET OVERVIEW

  During the 12-month reporting period, demand for Treasuries declined as investors were lured by higher yielding agency debt and agency-issued mortgage-backed securities (MBS) as well as non-agency MBS. Longer maturity Treasuries posted the largest yield increases while shorter maturities rose to a lesser extent. Specifically, the two-year and ten-year Treasury yields increased 37 and 162 basis points to 1.14% and 3.84%, respectively.

  The U.S. government played an unprecedented role in financial markets. Policy makers utilized massive programs intended to increase market liquidity and function as well as reduce mortgage rates in an effort to aid the housing market. A number of lending facilities aided the function of various asset classes including commercial paper, commercial MBS, non-agency MBS, asset-backed securities (ABS), credit cards, auto loans and others.

  The Federal Reserve also utilized quantitative easing via asset purchase programs. The largest initiative was the agency MBS purchase program which committed to buy $1.25 trillion agency-issued MBS. Plans to acquire $300 billion of Treasuries and $200 billion of agency debt were executed as well. Not surprisingly, the overwhelming size of these undertakings propelled the agency debt and agency MBS sectors to strong gains relative to Treasuries.

  Virtually all securitized asset classes - agency and non-agency MBS, ABS and commercial MBS - posted strong performance relative to Treasury securities.

  Sector Allocation

  The Fund maintained exposure to both the agency and non-agency MBS markets. Within the agency allocation, conventional mortgages issued by Fannie Mae and Freddie Mac were overweighted relative to Ginnie Mae MBS. Because Ginnie Maes underperformed their conventional brethren on a total rate of return basis, agency sector allocation proved beneficial. Additionally, the Fund benefited from exposure to non-agency MBS, which posted strong price gains despite the rise in market interest rates. Sector allocation decisions aided performance during the reporting period.

  Security Selection

  A preference for higher coupon pass-throughs relative to lower coupons, such as 4% and 4.5% securities, aided performance as higher coupons posted stronger total rates of return compared to lower cohorts.

  Additionally, the Fund utilized dollar-roll transactions in order to increase Fund income and potential return. A portion of the dollar-roll proceeds were invested in monthly adjustable agency floaters. Agency floaters rebounded from historically wide yield spreads and posted price gains despite the rise in market interest rates, positively impacting performance.

1	The Barclays Capital Mortgage-Backed Securities Index is an unmanaged index composed of all fixed securities mortgage pools by Government National Mortgage Association (GNMA), Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, including GNMA Graduated Payment Mortgages. Investments cannot be made in an index.
  Annual Shareholder Report
  17

  GROWTH OF A $10,000 INVESTMENT

  The graph below illustrates the hypothetical investment of $10,0001 in Federated Mortgage Core Portfolio (the “Fund”) from December 31, 1999 to December 31, 2009, compared to the Barclays Capital Mortgage-Backed Securities Index (BCMSI).2

Average Annual Total Returns for the Period Ended 12/31/2009
1 Year	7.09%
5 Years	5.35%
10 Years	6.39%

  Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	Represents a hypothetical investment of $10,000. The Fund's performance assumes the reinvestment of all dividends and distributions. The BCMSI has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BCMSI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
  Annual Shareholder Report
  18

  Portfolio of Investments Summary Table (unaudited) - Federated Mortgage Core Portfolio

  At December 31, 2009, the Fund's portfolio composition1 was as follows:

Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	102.7%
Non-Agency Mortgage-Backed Securities	2.5%
Cash Equivalents[2]	4.4%
Repurchase Agreements — Collateral[3]	0.1%
Other Assets and Liabilities — Net[4]	(9.7)%
TOTAL	100.0%
1	See the Fund's Confidential Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Includes repurchase agreements purchased with cash collateral received in securities lending and/or dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Annual Shareholder Report
  19

  Portfolio of Investments - Federated Mortgage Core Portfolio

  December 31, 2009

Principal Amount or Shares			Value
		Collateralized Mortgage Obligations – 10.4%
		Federal Home Loan Mortgage Corporation – 4.1%
16,861,623		REMIC 3144 FB, 0.583%, 4/15/2036	16,565,090
11,598,864		REMIC 3160 FD, 0.563%, 5/15/2036	11,381,026
6,586,780		REMIC 3175 FE, 0.543%, 6/15/2036	6,467,104
22,507,828		REMIC 3179 FP, 0.613%, 7/15/2036	22,228,898
3,254,826		REMIC 3206 FE, 0.633%, 8/15/2036	3,201,726
13,599,176		REMIC 3260 PF, 0.533%, 1/15/2037	13,292,861
9,958,719		REMIC 3296 YF, 0.633%, 3/15/2037	9,585,231
		TOTAL	82,721,936
		Federal National Mortgage Association – 3.8%
2,155,731		REMIC 2005-63 FC, 0.481%, 10/25/2031	2,106,122
8,648,725		REMIC 2006-58 FP, 0.531%, 7/25/2036	8,477,205
12,653,045		REMIC 2006-104 FY, 0.571%, 11/25/2036	12,411,919
14,752,380		REMIC 2006-81 FB, 0.581%, 9/25/2036	14,477,577
16,573,563		REMIC 2006-115 EF, 0.591%, 12/25/2036	16,227,427
13,655,003		REMIC 2006-85 PF, 0.611%, 9/25/2036	13,327,820
3,574,626		REMIC 2006-43 FL, 0.631%, 6/25/2036	3,513,821
29,014,360		REMIC 397 2, 5.000%, 9/25/2039	6,652,903
		TOTAL	77,194,794
		Non-Agency Mortgage – 2.5%
6,297,705		Chase Mortgage Finance Corp. 2004-S3, Class 1A1, 5.000%, 3/25/2034	5,951,578
6,298,343		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	5,635,049
12,474,933		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	9,936,814
6,247,877		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	5,921,235
12,664,235		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	10,379,005
5,320,981		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.247%, 8/25/2035	4,491,015
12,455,799		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	9,508,832
		TOTAL	51,823,528
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $222,688,755)	211,740,258
		Mortgage-Backed Securities – 94.8%
		Federal Home Loan Mortgage Corporation – 50.6%
363,391,815	[1]	4.500%, 6/1/2019 — 1/1/2040	368,568,947
262,220,393	[1]	5.000%, 7/1/2019 — 10/1/2039	270,627,067
212,795,521		5.500%, 3/1/2021 — 12/1/2038	224,096,041
117,508,546		6.000%, 5/1/2014 — 12/1/2039	124,783,114
32,939,686		6.500%, 7/1/2014 — 7/1/2038	35,319,793
4,226,702		7.000%, 12/1/2011 — 9/1/2037	4,631,188
671,153		7.500%, 12/1/2022 — 5/1/2031	739,040
574,763		8.000%, 9/1/2010 — 3/1/2031	639,189
13,620		8.500%, 9/1/2025	15,328
30,586		9.000%, 5/1/2017	33,463
1,612		9.500%, 4/1/2021	1,855
		TOTAL	1,029,455,025
  Annual Shareholder Report
  20

Principal Amount or Shares			Value
		Federal National Mortgage Association – 40.9%
$17,910,936		4.500%, 12/1/2019 — 10/1/2024	18,524,945
224,673,337		5.000%, 5/1/2023 — 1/1/2040	232,480,722
302,316,008	[1]	5.500%, 9/1/2014 — 1/1/2040	317,465,849
176,138,445		6.000%, 12/1/2013 — 9/1/2039	187,126,495
52,020,125		6.500%, 8/1/2014 — 10/1/2038	55,882,751
17,565,386		7.000%, 7/1/2010 — 6/1/2037	19,302,019
855,678		7.500%, 6/1/2011 — 6/1/2033	935,775
324,700		8.000%, 7/1/2023 — 3/1/2031	360,090
14,390		9.000%, 11/1/2021 — 6/1/2025	16,182
		TOTAL	832,094,828
		Government National Mortgage Association – 3.3%
48,485,169		5.000%, 5/20/2039 — 8/20/2039	49,932,150
4,329,987		5.500%, 12/20/2038	4,546,656
8,369,416		6.000%, 10/15/2028 — 6/15/2037	8,897,957
1,071,032		6.500%, 10/15/2028 — 2/15/2032	1,152,944
1,280,252		7.000%, 11/15/2027 — 12/15/2031	1,401,630
541,259		7.500%, 4/15/2029 — 1/15/2031	594,226
679,825		8.000%, 1/15/2022 — 11/15/2030	752,128
122,270		8.500%, 3/15/2022 — 11/15/2030	137,260
1,973		9.500%, 10/15/2020	2,256
179,500		12.000%, 4/15/2015 — 6/15/2015	206,277
		TOTAL	67,623,484
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,855,142,974)	1,929,173,337
		MUTUAL FUND – 4.4%
89,255,497	[2,3]	Government Obligations Fund, Institutional Shares, 0.04% (AT NET ASSET VALUE)	89,255,497
		Repurchase Agreement – 0.1%
$2,870,000	[4]	Interest in $9,008,000 joint repurchase agreement 0.09%, dated 12/14/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $9,008,676 on 1/13/2010. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 9/15/2039 and the market value of this underlying security was $9,188,642 (segregated pending settlement of dollar-roll transactions). (AT COST)	2,870,000
		TOTAL INVESTMENTS — 109.7% (IDENTIFIED COST $2,169,957,226)[5]	2,233,039,092
		OTHER ASSETS AND LIABILITIES - NET — (9.7)%[6]	(198,155,403)
		TOTAL NET ASSETS — 100%	$2,034,883,689
1	All or a portion of these to be announced securities (TBAs) are subject to dollar-roll transactions.
2	Affiliated company.
3	7-Day net yield.
4	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
5	The cost of investments for federal tax purposes amounts to $2,165,454,119.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at December 31, 2009.
  Annual Shareholder Report
  21

    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    The following is a summary of the inputs used, as of December 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	$ —	$211,740,258	$ —	$211,740,258
Mortgage-Backed Securities	—	1,929,173,337	—	1,929,173,337
Mutual Fund	89,255,497	—	—	89,255,497
Repurchase Agreement	—	2,870,000	—	2,870,000
TOTAL SECURITIES	$89,255,497	$2,143,783,595	$ —	$2,233,039,092
    The following acronym is used throughout this portfolio:
    REMIC — Real Estate Mortgage Investment Conduit
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  22

  Statement of Assets and Liabilities - Federated Mortgage Core Portfolio

  December 31, 2009

Assets:
Total investments in securities, at value including $89,255,497 of investments in an affiliated issuer (Note 5) (identified cost $2,169,957,226)		$2,233,039,092
Income receivable		8,066,531
Other receivables		205,981
TOTAL ASSETS		2,241,311,604
Liabilities:
Payable for investments purchased	$199,369,892
Income distribution payable	6,947,139
Payable for Directors'/Trustees' fees	307
Accrued expenses	110,577
TOTAL LIABILITIES		206,427,915
Net assets for 202,559,585 shares outstanding		$2,034,883,689
Net Assets Consist of:
Paid-in capital		$2,017,618,120
Net unrealized appreciation of investments		62,270,659
Accumulated net realized loss on investments and futures contracts		(45,183,441)
Undistributed net investment income		178,351
TOTAL NET ASSETS		$2,034,883,689
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,034,883,689 ÷ 202,559,585 shares outstanding, no par value, unlimited shares authorized		$10.05
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  23

  Statement of Operations - Federated Mortgage Core Portfolio

  Year Ended December 31, 2009

Investment Income:
Interest			$93,435,718
Dividends received from an affiliated issuer (Note 5)			180,374
TOTAL INCOME			93,616,092
Expenses:
Administrative personnel and services fee (Note 5)		$1,495,151
Custodian fees		86,137
Transfer and dividend disbursing agent fees and expenses		15,221
Directors'/Trustees' fees		16,832
Auditing fees		25,400
Legal fees		4,683
Portfolio accounting fees		226,098
Insurance premiums		8,675
Miscellaneous		5,083
TOTAL EXPENSES		1,883,280
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(1,495,151)
Reimbursement of other operating expenses	(388,129)
TOTAL WAIVER AND REIMBURSEMENT		(1,883,280)
Net expenses			—
Net investment income			93,616,092
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(4,964,304)
Net realized loss on futures contracts			(282,018)
Net change in unrealized appreciation of investments			41,927,306
Net realized and unrealized gain on investments and futures contracts			36,680,984
Change in net assets resulting from operations			$130,297,076
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  24

  Statement of Changes in Net Assets - Federated Mortgage Core Portfolio

Year Ended December 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$93,616,092	$105,684,644
Net realized gain (loss) on investments and futures contracts	(5,246,322)	11,153,708
Net change in unrealized appreciation/depreciation of investments and futures contracts	41,927,306	(12,699,632)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	130,297,076	104,138,720
Distributions to Shareholders:
Distributions from net investment income	(101,394,679)	(112,664,469)
Share Transactions:
Proceeds from sale of shares	573,215,883	565,020,648
Net asset value of shares issued to shareholders in payment of distributions declared	19,033,256	86,035,549
Cost of shares redeemed	(504,881,059)	(603,677,069)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	87,368,080	47,379,128
Change in net assets	116,270,477	38,853,379
Net Assets:
Beginning of period	1,918,613,212	1,879,759,833
End of period (including undistributed net investment income of $178,351 and $16,769, respectively)	$2,034,883,689	$1,918,613,212
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  25

  Notes to Financial Statements - Federated Mortgage Core Portfolio

  December 31, 2009

  1. ORGANIZATION

  Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Mortgage Core Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide total return. The Fund is an investment vehicle used by the other Federated funds that invest some of their assets in mortgage-backed securities. Currently, Shares of the Fund are being offered for investment only for investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.

  2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Shares of other mutual funds are valued based upon their reported NAVs.
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Annual Shareholder Report
  26

  Repurchase Agreements

  It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

  With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

  The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

  Investment Income, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

  Premium and Discount Amortization/Paydown Gains and Losses

  All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

  Futures Contracts

  The Fund purchases financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

  At December 31, 2009, the Fund had no outstanding futures contracts.

  Annual Shareholder Report
  27

  Dollar-Roll Transactions

  The Fund may engage in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risk and credit risks.

  Additional Disclosure Related to Derivative Instruments

  The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(282,018)

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  3. SHARES OF BENEFICIAL INTEREST

  The following table summarizes share activity:

Year Ended December 31	2009	2008
Shares sold	57,000,954	57,482,932
Shares issued to shareholders in payment of distributions declared	1,897,085	8,711,171
Shares redeemed	(50,388,314)	(61,414,001)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	8,509,725	4,780,102

  4. FEDERAL TAX INFORMATION

  The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for dollar-roll transactions.

  For the year ended December 31, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$7,940,169	$(7,940,169)

  Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

  The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2009 and 2008, was as follows:

	2009	2008
Ordinary income	$101,394,679	$112,664,469

  As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$178,351
Net unrealized appreciation	$67,584,973
Capital loss carryforwards and deferrals	$(50,497,755)

  The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, dollar-roll transactions and failed trade.

  At December 31, 2009, the cost of investments for federal tax purposes was $2,165,454,119. The net unrealized appreciation of investments for federal tax purposes was $67,584,973. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $87,242,487 and net unrealized depreciation from investments for those securities having an excess of cost over value of $19,657,514.

  Annual Shareholder Report
  28

  At December 31, 2009, the Fund had a capital loss carryforward of $50,428,700 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:
Expiration Year	Expiration Amount
2012	$3,503,517
2013	$6,890,426
2014	$18,701,202
2015	$6,318,825
2017	$15,014,730

  Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2009, for federal income tax purposes, post October losses of $69,055 were deferred to January 1, 2010.

  5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  Investment Adviser Fee

  Federated Investment Management Company is the Fund's investment adviser (the “Adviser”), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of
  Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the year ended December 31, 2009, the Adviser voluntarily reimbursed $388,129 of other operating expenses.

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended December 31, 2009, FAS waived its entire fee of $1,495,151.

  General

  Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

  Transactions with Affiliated Companies

  Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated company during the year ended December 31, 2009, were as follows:

Affiliate	Balance of Shares Held 12/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 12/31/2009	Value	Dividend Income
Government Obligations Fund, Institutional Shares	36,093,925	1,280,644,651	1,227,483,079	89,255,497	$89,255,497	$180,374

  6. Investment TRANSACTIONS

  Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2009, were as follows:

Purchases	$ —
Sales	$77,318,412
  Annual Shareholder Report
  29

  7. LINE OF CREDIT

  The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2009, there were no outstanding loans. During the year ended December 31, 2009, the Fund did not utilize the LOC.

  8. INTERFUND LENDING

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2009, there were no outstanding loans. During the year ended December 31, 2009, the program was not utilized.

  9. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

  10. Subsequent events

  Management has evaluated subsequent events through February 22, 2010, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

  Annual Shareholder Report
  30

  Report of Independent Registered Public Accounting Firm

  TO THE BOARD OF Trustees of Federated Core trust AND SHAREHOLDERS OF federated mortgage core portfolio:

  We have audited the accompanying statement of assets and liabilities of Federated Mortgage Core Portfolio (the “Fund”) (one of the portfolios constituting Federated Core Trust), including the portfolio of investments, as of December 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Mortgage Core Portfolio, a portfolio of Federated Core Trust, at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

  Boston, Massachusetts
  February 22, 2010

  Annual Shareholder Report
  31

  Board of Trustees and Trust Officers

  The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised four portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

  Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 2005	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: October 2005	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

  INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: October 2005	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 2005	Principal Occupation: Director or Trustee of the Federated Fund Complex.
  Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: October 2005	Principal Occupation: Director or Trustee of the Federated Fund Complex.
  Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
  32

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
  Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: October 2005	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex.
  Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: October 2005	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
  Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
  Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: October 2005	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
  Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 2005	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
  33

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 2005	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: October 2005	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: August 2006	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: October 2005	Principal Occupations: Joseph M. Balestrino is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

  34

  Evaluation and Approval of Advisory Contract - May 2009

  Federated Mortgage Strategy Portfolio (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs or certain other discretionary investments accounts; and may also be offered to other Federated funds. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

  The Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

  As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance,and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

  Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

  Annual Shareholder Report
  35

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

  The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

  Annual Shareholder Report
  36

  Voting Proxies on Fund Portfolio Securities

  A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's Web site at www.sec.gov.

  Quarterly Portfolio Schedule

  Each Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

  This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

  Federated Mortgage Strategy Portfolio
  Federated Investors Funds
  4000 Ericsson Drive
  Warrendale, PA 15086-7561

  Contact us at FederatedInvestors.com
  or call 1-800-341-7400.

  Federated Securities Corp., Distributor

  Cusip 31421P407

  38011 (2/10)

  Federated is a registered mark of Federated Investors, Inc.
  2010 Federated Investors, Inc.

  2.                      Code of Ethics

  (a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

  (c) Not Applicable

  (d) Not Applicable

  (e) Not Applicable

  (f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

  Item 3. Audit Committee Financial Expert

  The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr. and Thomas M. O’Neill.

  Item 4.                      Principal Accountant Fees and Services

  (a)           Audit Fees billed to the registrant for the two most recent fiscal years:

  Fiscal year ended 2009 - $86,400

  Fiscal year ended 2008 - $55,300

  (b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

  Fiscal year ended 2009 - $124

  Fiscal year ended 2008 - $0

  Audit Committee Meeting.

  Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

  (c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

  Fiscal year ended 2009 - $0

  Fiscal year ended 2008 - $0

  Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

  (d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

  Fiscal year ended 2009 - $0

  Fiscal year ended 2008 - $0

  Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

  (e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

  The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

  Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

  The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

  AUDIT SERVICES

  The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

  In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

  AUDIT-RELATED SERVICES

  Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

  TAX SERVICES

  The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

  ALL OTHER SERVICES

  With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
  The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
  Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
  Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

  The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

  The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

  PRE-APPROVAL FEE LEVELS

  Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

  PROCEDURES

  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

  (e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

  4(b)

  Fiscal year ended 2009 – 0%

  Fiscal year ended 2008 - 0%

  Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

  4(c)

  Fiscal year ended 2009 – 0%

  Fiscal year ended 2008 – 0%

  Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

  4(d)

  Fiscal year ended 2009 – 0%

  Fiscal year ended 2008 – 0%

  Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
  Fiscal year ended 2009 - $228,220

  Fiscal year ended 2008 - $110,718

  (h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

  Item 5.                      Audit Committee of Listed Registrants

  Not Applicable

  Item 6.                      Schedule of Investments

  Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

  Item 10.                      Submission of Matters to a Vote of Security Holders

  Not Applicable

  Item 11.                                Controls and Procedures

  (a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

  (b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

  Item 12.                                Exhibits

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Managed Pool Series

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	February 17, 2010

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	February 17, 2010

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	February 17, 2010